UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Brent G. Smith, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-677-3863

Date of fiscal period end:       August 31

Date of reporting period:        August 31, 2021

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1—Reports to Stockholders

(a) Provided under separate cover.

FIRST AMERICAN FUNDS®

usbancorp Asset Management, Advisor

2021 Annual Report

August 31, 2021

Money Market Funds

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

For Government Obligations, Treasury Obligations and U.S. Treasury Money Market – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For Retail Prime Obligations and Retail Tax Free Obligations – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For Institutional Prime Obligations – You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Message to Shareholders

Dear Shareholders:

We invite you to take a few minutes to review the results of the fiscal year ended August 31, 2021.

This report includes a complete listing of portfolio holdings and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website, FirstAmericanFunds.com, we provide performance fact sheets on all First American Funds and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.3863.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.

Sincerely,

Mark E. Gaumond	Eric J. Thole

Chair of the Board	President
First American Funds, Inc.	First American Funds, Inc.

FIRST AMERICAN FUNDS	2021 ANNUAL REPORT	1

Explanation of Financial Statements

As a shareholder in First American Funds you receive shareholder reports semi-annually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are presented by type (certificates of deposit, government agency debt, etc.) and, for Retail Tax Free Obligations Fund, by state. This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and presents the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments as presented in the Schedule of Investments comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, and net investment income ratios. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period.

2	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividend information, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

FIRST AMERICAN FUNDS	2021 ANNUAL REPORT	3

Holdings Summaries (unaudited)

Government Obligations Fund

Portfolio Allocation as of August 31, 2021[1] (% of net assets)
U.S. Treasury Repurchase Agreements	55.1%
U.S. Treasury Debt	20.4
U.S. Government Agency Debt	18.5
U.S. Government Agency Repurchase Agreements	5.2
Investment Companies	0.9
Other Assets and Liabilities, Net[2]	(0.1)
100.0%

Institutional Prime Obligations Fund

Portfolio Allocation as of August 31, 2021[1] (% of net assets)
Financial Company Commercial Paper	25.8%
U.S. Treasury Repurchase Agreements	25.7
Other Repurchase Agreements	15.0
Asset Backed Commercial Paper	14.5
Non-Negotiable Time Deposits	7.0
Certificates of Deposit	6.3
Non-Financial Company Commercial Paper	3.9
Variable Rate Demand Notes	1.1
Other Instruments	0.7
100.0%

Retail Prime Obligations Fund

Portfolio Allocation as of August 31, 2021[1] (% of net assets)
Financial Company Commercial Paper	30.0%
U.S. Treasury Repurchase Agreements	20.7
Other Repurchase Agreements	19.8
Asset Backed Commercial Paper	13.6
Non-Financial Company Commercial Paper	5.7
Certificates of Deposit	4.8
Variable Rate Demand Notes	2.6
Non-Negotiable Time Deposit	2.1
Other Instrument	0.7
100.0%

Retail Tax Free Obligations Fund

Portfolio Allocation as of August 31, 2021[1,3] (% of net assets)
Variable Rate Demand Notes	74.2%
Non-Financial Company Commercial Paper	18.4
Other Municipal Securities	4.6
Other Assets and Liabilities, Net[2]	2.8
100.0%

4	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

Treasury Obligations Fund

Portfolio Allocation as of August 31, 2021[1] (% of net assets)
U.S. Treasury Repurchase Agreements	58.2%
U.S. Treasury Debt	41.8
100.0%

U.S. Treasury Money Market Fund

Portfolio Allocation as of August 31, 2021[1] (% of net assets)
U.S. Treasury Debt	101.2%
Other Assets and Liabilities, Net[2]	(1.2)
100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.
[2]

Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	See note 5 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

FIRST AMERICAN FUNDS	2021 ANNUAL REPORT	5

Expense Examples       (unaudited)

Expense Example

As a shareholder of one or more of the funds you incur ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from March 1, 2021 to August 31, 2021.

Actual Expenses

For each class of each fund, two lines are presented in the table below - the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

Government Obligations Fund
Class A Actual[2]	Beginning Account Value (3/1/2021) $1,000.00	Ending Account Value (8/31/2021) $1,000.03	Expenses Paid During Period[1] (3/1/2021 to 8/31/2021) $0.25
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	$0.26
Class D Actual[2]	$1,000.00	$1,000.03	$0.25
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	$0.26
Class P Actual[2]	$1,000.00	$1,000.14	$0.15
Class P Hypothetical (5% return before expenses)	$1,000.00	$1,025.05	$0.15
Class T Actual[2]	$1,000.00	$1,000.03	$0.25
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	$0.26
Class U Actual[2]	$1,000.00	$1,000.15	$0.15
Class U Hypothetical (5% return before expenses)	$1,000.00	$1,025.05	$0.15
Class V Actual[2]	$1,000.00	$1,000.03	$0.25
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	$0.26
Class X Actual[2]	$1,000.00	$1,000.15	$0.15
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,025.05	$0.15
Class Y Actual[2]	$1,000.00	$1,000.03	$0.25
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	$0.26
Class Z Actual[2]	$1,000.00	$1,000.12	$0.20
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.20

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.05%, 0.05%, 0.03%, 0.05%, 0.03%, 0.05%, 0.03%, 0.05%, and 0.04% for Class A, Class D, Class P, Class T, Class U, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended August 31, 2021 of 0.00%, 0.00%, 0.01%, 0.00%, 0.02%, 0.00%, 0.01%, 0.00%, and 0.01% for Class A, Class D, Class P, Class T, Class U, Class V, Class X, Class Y, and Class Z, respectively.

Institutional Prime Obligations Fund
Class T Actual[4]	Beginning Account Value (3/1/2021) $1,000.00	Ending Account Value (8/31/2021) $ 999.93	Expenses Paid During Period[3] (3/1/2021 to 8/31/2021) $0.66
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66
Class V Actual[4]	$1,000.00	$1,000.03	$0.66
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66
Class Y Actual[4]	$1,000.00	$1,000.03	$0.66
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66
Class Z Actual[4]	$1,000.00	$1,000.23	$0.45
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.75	$0.46

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.13%, 0.13%, 0.13%, and 0.09% for Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended August 31, 2021 of -0.01%, 0.00%, 0.00%, and 0.02% for Class T, Class V, Class Y, and Class Z, respectively.

FIRST AMERICAN FUNDS	2021 ANNUAL REPORT	7

Expense Examples       (unaudited)

Retail Prime Obligations Fund
Class A Actual[2]	Beginning Account Value (3/1/2021) $1,000.00	Ending Account Value (8/31/2021) $1,000.03	Expenses Paid During Period[1] (3/1/2021 to 8/31/2021) $0.76
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.77
Class T Actual[2]	$1,000.00	$1,000.03	$0.76
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.77
Class V Actual[2]	$1,000.00	$1,000.03	$0.76
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.77
Class X Actual[2]	$1,000.00	$1,000.09	$0.71
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71
Class Y Actual[2]	$1,000.00	$1,000.03	$0.76
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.77
Class Z Actual[2]	$1,000.00	$1,000.03	$0.76
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.77
[1]

Expenses are equal to the fund’s annualized expense ratio the most recent six-month period of 0.15%, 0.15%, 0.15%, 0.14%, 0.15%, and 0.15% for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended August 31, 2021 of 0.00%, 0.00%, 0.00%, 0.01%, 0.00%, and 0.00% for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively.

Retail Tax Free Obligations Fund
Class A Actual[4]	Beginning Account Value (3/1/2021) $1,000.00	Ending Account Value (8/31/2021) $1,000.03	Expenses Paid During Period[3] (3/1/2021 to 8/31/2021) $0.45
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.75	$0.46
Class T Actual[4]	$1,000.00	$1,000.03	$0.45
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,024.75	$0.46
Class V Actual[4]	$1,000.00	$1,000.03	$0.35
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,024.85	$0.36
Class Y Actual[4]	$1,000.00	$1,000.03	$0.40
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41
Class Z Actual[4]	$1,000.00	$1,000.03	$0.45
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.75	$0.46
[3]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.09%, 0.09%, 0.07%, 0.08%, and 0.09% for Class A, Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended August 31, 2021 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class T, Class V, Class Y, and Class Z, respectively.

8	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

Treasury Obligations Fund
	Beginning Account Value (3/1/2021)	Ending Account Value (8/31/2021)	Expenses Paid During Period1 (3/1/2021 to 8/31/2021)
Class A Actual[2]	$1,000.00	$1,000.03	$0.30
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31
Class D Actual[2]	$1,000.00	$1,000.03	$0.30
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31
Class P Actual[2]	$1,000.00	$1,000.09	$0.20
Class P Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.20
Class T Actual[2]	$1,000.00	$1,000.03	$0.30
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31
Class V Actual[2]	$1,000.00	$1,000.03	$0.30
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31
Class X Actual[2]	$1,000.00	$1,000.10	$0.20
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.20
Class Y Actual[2]	$1,000.00	$1,000.03	$0.30
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31
Class Z Actual[2]	$1,000.00	$1,000.07	$0.25
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	$0.26
[1]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.06%, 0.06%, 0.04%, 0.06%, 0.06%, 0.04%, 0.06%, and 0.05% for Class A, Class D, Class P, Class T, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[2]

Based on the actual returns for the six-month period ended August 31, 2021 of 0.00%, 0.00%, 0.01%, 0.00%, 0.00%, 0.01%, 0.00%, and 0.01% for Class A, Class D, Class P, Class T, Class V, Class X, Class Y, and Class Z, respectively.

U.S. Treasury Money Market Fund
	Beginning Account Value (3/1/2021)	Ending Account Value (8/31/2021)	Expenses Paid During Period3 (3/1/2021 to 8/31/2021)
Class A Actual[4]	$1,000.00	$1,000.00	$0.30
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31
Class D Actual[4]	$1,000.00	$1,000.00	$0.30
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31
Class T Actual[4]	$1,000.00	$1,000.00	$0.30
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31
Class V Actual[4]	$1,000.00	$1,000.00	$0.30
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31
Class Y Actual[4]	$1,000.00	$1,000.00	$0.30
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31
Class Z Actual[4]	$1,000.00	$1,000.02	$0.25
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	$0.26
[3]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.06%, 0.06%, 0.06%, 0.06%, 0.06%, and 0.05% for Class A, Class D, Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended August 31, 2021 of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class T, Class V, Class Y, and Class Z, respectively.

FIRST AMERICAN FUNDS	2021 ANNUAL REPORT	9

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of First American Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of First American Funds, Inc. (referred to as the “Company”), comprising the Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, (collectively referred to as the “Funds”), including the schedules of investments, as of August 31, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising the First American Funds, Inc. at August 31, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021, by

10	FIRST AMERICAN FUNDS 2021 ANNUAL REPORT

correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Funds since 1999.

Minneapolis, MN

October 26, 2021

FIRST AMERICAN FUNDS	2021 ANNUAL REPORT	11

Schedule of Investments	August 31, 2021, all dollars rounded to thousands (000 omitted)

Government Obligations Fund

DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt – 20.4%
U. S. Treasury Bills
0.024%, 09/09/2021 ¤	$200,000	$199,999
0.051%, 09/16/2021 ¤	1,780,000	1,779,962
0.037%, 09/23/2021 ¤	1,585,000	1,584,965
0.043%, 09/30/2021 ¤	2,630,000	2,629,911
0.043%, 10/07/2021 ¤	1,650,000	1,649,931
0.043%, 10/21/2021 ¤	275,000	274,984
0.108%, 12/02/2021 ¤	450,000	449,877
0.039%, 12/09/2021 ¤	500,000	499,947
0.042%, 12/16/2021 ¤	2,250,000	2,249,729
0.061%, 12/23/2021 ¤	185,000	184,965
0.104%, 12/30/2021 ¤	200,000	199,932
0.052%, 01/06/2022 ¤	450,000	449,919
0.053%, 01/13/2022 ¤	700,000	699,864
0.055%, 01/27/2022 ¤	1,065,000	1,064,764
0.053%, 02/10/2022 ¤	300,000	299,929
U. S. Treasury Notes
2.750%, 09/15/2021	110,000	110,110
1.500%, 09/30/2021	100,000	100,108
2.125%, 09/30/2021	150,000	150,237
2.875%, 10/15/2021	75,000	75,247
0.345% (3 Month
U.S. Treasury Money
Market Yield + 0.300%),
10/31/2021 ∆	175,000	175,022
1.500%, 11/30/2021	370,000	371,253
1.750%, 11/30/2021	50,000	50,199
1.875%, 11/30/2021	250,000	251,092
1.625%, 12/31/2021	775,000	778,977
2.000%, 12/31/2021	375,000	377,339
1.875%, 01/31/2022	100,000	100,740
1.750%, 02/28/2022	150,000	151,263
0.125%, 08/31/2022	110,000	110,048
0.100% (3 Month
U.S. Treasury Money
Market Yield + 0.055%),
10/31/2022 ∆	150,000	149,995
0.094% (3 Month
U.S. Treasury Money
Market Yield + 0.049%),
01/31/2023 ∆	425,000	425,099
0.079% (3 Month
U.S. Treasury Money
Market Yield + 0.034%),
04/30/2023 ∆	450,000	450,025
0.074% (3 Month
U.S. Treasury Money
Market Yield + 0.029%),
07/31/2023 ∆	240,000	240,009
Total U.S. Treasury Debt
(Cost $18,285,441)		18,285,441

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
U.S. Government
Agency Debt – 18.5%
Federal Farm Credit Bank
0.122%, 09/02/2021 ¤	$12,000	$12,000
0.122%, 09/03/2021 ¤	10,000	10,000
0.095% (1 Month
LIBOR USD + 0.000%),
09/10/2021 ∆	145,500	145,500
0.125% (SOFR + 0.075%),
09/13/2021 ∆	20,000	20,000
0.187% (1 Month
LIBOR USD + 0.090%),
09/13/2021 ∆	23,000	23,000
0.122%, 10/01/2021 ¤	6,000	5,999
0.250% (1 Month
LIBOR USD + 0.160%),
10/04/2021 ∆	115,000	115,000
0.226% (1 Month
LIBOR USD + 0.130%),
10/08/2021 ∆	100,000	100,000
0.122%, 10/12/2021 ¤	120,000	119,984
0.122%, 10/13/2021 ¤	30,000	29,996
0.105% (SOFR + 0.055%),
10/15/2021 ∆	50,000	50,003
0.240% (SOFR + 0.190%),
10/15/2021 ∆	50,000	50,000
0.088% (1 Month
LIBOR USD + 0.000%),
10/18/2021 ∆	50,000	50,001
0.208% (1 Month
LIBOR USD + 0.120%),
10/18/2021 ∆	96,500	96,500
0.098% (1 Month
LIBOR USD + 0.010%),
10/20/2021 ∆	100,000	100,000
0.112%, 10/21/2021 ¤	30,000	29,995
0.188% (1 Month
LIBOR USD + 0.100%),
10/22/2021 ∆	17,000	17,002
0.112%, 10/25/2021 ¤	25,000	24,996
0.101%, 10/26/2021 ¤	50,000	49,992
0.260% (SOFR + 0.210%),
10/28/2021 ∆	35,000	35,000
0.109%, 10/29/2021 ¤	59,000	58,990
0.201% (1 Month
LIBOR USD + 0.105%),
11/02/2021 ∆	160,000	160,000
0.220% (1 Month
LIBOR USD + 0.130%),
11/05/2021 ∆	18,000	18,004
0.185% (3 Month
U.S. Treasury Money
Market Yield + 0.140%),
11/08/2021 ∆	39,500	39,491

The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN FUNDS 2021 ANNUAL REPORT

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
0.101%, 11/17/2021 ¤	$115,000	$114,975
0.178% (1 Month
LIBOR USD + 0.090%),
11/18/2021 ∆	100,000	100,000
0.240% (SOFR + 0.190%),
11/18/2021 ∆	47,000	47,000
0.051%, 11/22/2021 ¤	9,000	8,999
0.112%, 11/23/2021 ¤	70,000	69,982
0.109% (1 Month
LIBOR USD + 0.020%),
11/26/2021 ∆	25,000	25,000
0.101%, 11/29/2021 ¤	20,000	19,995
0.051%, 12/06/2021 ¤	25,000	24,997
0.205% (1 Month
LIBOR USD + 0.110%),
12/10/2021 ∆	25,000	25,000
0.088% (1 Month
LIBOR USD + 0.000%),
12/22/2021 ∆	360,000	359,989
0.135% (U.S. Federal
Funds Effective Rate +
0.055%), 12/23/2021 ∆	250,000	249,996
0.188% (1 Month
LIBOR USD + 0.100%),
12/23/2021 ∆	8,000	8,003
0.090% (1 Month
LIBOR USD + 0.005%),
12/28/2021 ∆	50,000	49,999
0.115% (1 Month
LIBOR USD + 0.030%),
12/29/2021 ∆	20,000	20,001
0.100% (SOFR + 0.050%),
01/11/2022 ∆	300,000	300,000
0.250% (U.S. Federal
Funds Effective Rate +
0.170%), 01/13/2022 ∆	50,000	50,000
0.328% (1 Month
LIBOR USD + 0.240%),
01/18/2022 ∆	43,872	43,917
0.081%, 01/19/2022 ¤	30,000	29,991
0.060%, 02/10/2022	100,000	99,995
0.120% (SOFR + 0.070%),
02/17/2022 ∆	50,000	50,000
0.280% (U.S. Federal
Funds Effective Rate +
0.200%), 02/17/2022 ∆	185,000	185,035
0.175% (SOFR + 0.125%),
03/09/2022 ∆	19,000	19,000
0.130% (SOFR + 0.080%),
03/10/2022 ∆	29,000	29,000
0.155% (FCPR DLY –
3.095%), 04/20/2022 ∆	50,000	49,998
0.220% (SOFR + 0.170%),
05/16/2022 ∆	20,000	20,009
0.250% (SOFR + 0.200%),
06/23/2022 ∆	40,000	40,000

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
0.105% (SOFR + 0.055%),
06/29/2022 ∆	$100,000	$99,997
0.240% (SOFR + 0.190%),
07/14/2022 ∆	46,000	46,000
0.260% (U.S. Federal
Funds Effective Rate +
0.180%), 07/20/2022 ∆	100,000	100,000
0.135% (SOFR + 0.085%),
07/25/2022 ∆	75,000	74,997
0.195% (SOFR + 0.145%),
07/28/2022 ∆	61,000	61,000
0.120% (SOFR + 0.070%),
08/11/2022 ∆	239,000	238,991
0.170% (U.S. Federal
Funds Effective Rate +
0.090%), 08/26/2022 ∆	200,000	200,000
0.145% (SOFR + 0.095%),
09/02/2022 ∆	50,000	50,000
0.095% (SOFR + 0.045%),
09/08/2022 ∆	150,000	149,992
0.135% (SOFR + 0.085%),
10/07/2022 ∆	70,000	70,000
0.130% (SOFR + 0.080%),
10/14/2022 ∆	85,000	85,000
0.125% (SOFR + 0.075%),
11/03/2022 ∆	34,000	34,000
0.100% (3 Month
U.S. Treasury Money
Market Yield + 0.055%),
11/16/2022 ∆	50,000	50,000
0.135% (U.S. Federal
Funds Effective Rate +
0.055%), 11/16/2022 ∆	75,000	74,999
0.115% (SOFR + 0.065%),
11/18/2022 ∆	20,000	20,000
0.115% (SOFR + 0.065%),
11/18/2022 ∆	20,000	20,000
0.100% (SOFR + 0.050%),
11/21/2022 ∆	75,000	75,000
0.110% (SOFR + 0.060%),
12/01/2022 ∆	58,000	58,000
0.440% (U.S. Federal
Funds Effective Rate +
0.360%), 12/12/2022 ∆	44,720	44,892
0.065% (SOFR + 0.015%),
12/21/2022 ∆	250,000	249,997
0.110% (SOFR + 0.060%),
12/28/2022 ∆	200,000	200,000
0.110% (SOFR + 0.060%),
01/13/2023 ∆	75,000	75,000
0.110% (SOFR + 0.060%),
01/20/2023 ∆	39,000	39,000
0.100% (3 Month
U.S. Treasury Money
Market Yield + 0.055%),
01/31/2023 ∆	100,000	100,000

FIRST AMERICAN FUNDS 2021 ANNUAL REPORT	13

Schedule of Investments	August 31, 2021, all dollars rounded to thousands (000 omitted)

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
0.105% (SOFR + 0.055%),
02/09/2023 ∆	$100,000	$100,000
0.100% (SOFR + 0.050%),
02/17/2023 ∆	63,000	63,000
0.070% (SOFR + 0.020%),
03/01/2023 ∆	345,000	344,974
0.082% (SOFR + 0.033%),
03/09/2023 ∆	100,000	99,998
0.085% (SOFR + 0.035%),
03/17/2023 ∆	42,886	42,889
0.085% (SOFR + 0.035%),
04/05/2023 ∆	137,000	137,000
0.080% (SOFR + 0.030%),
04/06/2023 ∆	381,000	381,023
0.085% (SOFR + 0.035%),
04/21/2023 ∆	187,000	187,000
0.085% (SOFR + 0.035%),
04/27/2023 ∆	367,000	367,000
0.085% (SOFR + 0.035%),
05/04/2023 ∆	160,000	160,000
0.430% (SOFR + 0.380%),
05/08/2023 ∆	39,000	39,229
0.075% (SOFR + 0.025%),
05/09/2023 ∆	100,000	100,000
0.085% (SOFR + 0.035%),
05/12/2023 ∆	173,000	173,000
0.085% (SOFR + 0.035%),
05/19/2023 ∆	120,000	120,000
0.080% (SOFR + 0.030%),
06/14/2023 ∆	120,000	120,000
0.085% (SOFR + 0.035%),
06/16/2023 ∆	75,000	75,000
0.075% (SOFR + 0.025%),
07/07/2023 ∆	67,000	67,000
0.080% (SOFR + 0.030%),
07/20/2023 ∆	150,000	150,000
0.075% (SOFR + 0.025%),
08/04/2023 ∆	101,000	101,000
0.075% (SOFR + 0.025%),
08/10/2023 ∆	90,000	90,000
0.075% (SOFR + 0.025%),
08/28/2023 ∆	70,000	70,000
Federal Home Loan Bank
0.125%, 09/01/2021	150,000	150,000
0.200% (SOFR + 0.150%),
09/03/2021 ∆	23,000	23,000
0.135% (SOFR + 0.085%),
09/10/2021 ∆	74,000	74,000
0.125%, 09/17/2021	25,000	25,000
0.140%, 09/17/2021	50,000	50,000
0.030%, 09/21/2021	100,000	100,000
0.360% (SOFR + 0.310%),
09/24/2021 ∆	50,000	50,000

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
0.095% (1 Month
LIBOR USD + 0.010%),
09/28/2021 ∆	$50,000	$50,000
0.040%, 09/29/2021	103,000	103,000
0.040%, 09/29/2021	190,000	189,999
0.125%, 09/30/2021	28,910	28,910
0.038%, 10/06/2021 ¤	140,000	139,995
0.060%, 10/15/2021	150,000	150,000
0.040%, 10/29/2021	133,700	133,699
0.220% (SOFR + 0.170%),
11/12/2021 ∆	100,000	100,000
0.200% (SOFR + 0.150%),
11/15/2021 ∆	50,000	50,000
0.060% (SOFR + 0.010%),
11/17/2021 ∆	100,000	100,000
1.625%, 11/19/2021	23,795	23,872
0.210% (SOFR + 0.160%),
11/26/2021 ∆	75,000	75,000
0.065% (SOFR + 0.015%),
12/10/2021 ∆	200,000	200,000
2.875%, 12/10/2021	14,615	14,727
0.115% (SOFR + 0.065%),
12/21/2021 ∆	125,000	125,000
0.050%, 12/23/2021	50,000	49,999
0.055% (SOFR + 0.005%),
12/23/2021 ∆	100,000	100,000
0.100% (SOFR + 0.050%),
12/23/2021 ∆	50,000	50,000
0.065% (SOFR + 0.015%),
01/12/2022 ∆	75,000	75,000
0.060% (SOFR + 0.010%),
01/13/2022 ∆	100,000	100,000
0.060% (SOFR + 0.010%),
01/14/2022 ∆	100,000	100,000
0.050%, 01/25/2022	345,000	344,996
0.145% (SOFR + 0.095%),
01/28/2022 ∆	75,000	75,000
0.165% (SOFR + 0.115%),
02/10/2022 ∆	25,000	25,000
0.110% (SOFR + 0.060%),
02/11/2022 ∆	100,000	100,000
0.110% (SOFR + 0.060%),
02/11/2022 ∆	65,000	65,000
0.130% (SOFR + 0.080%),
02/18/2022 ∆	99,500	99,500
0.170% (SOFR + 0.120%),
02/28/2022 ∆	86,000	86,000
0.050%, 03/17/2022	100,000	99,994
0.060%, 03/29/2022	450,000	449,975
0.110% (SOFR + 0.060%),
04/26/2022 ∆	100,000	100,000
0.110% (SOFR + 0.060%),
05/12/2022 ∆	50,000	50,000

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN FUNDS 2021 ANNUAL REPORT

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
0.105% (SOFR + 0.055%),
05/13/2022 ∆	$50,000	$50,000
0.135% (SOFR + 0.085%),
05/20/2022 ∆	50,000	50,000
0.140% (SOFR + 0.090%),
05/26/2022 ∆	50,000	50,000
0.140% (SOFR + 0.090%),
06/10/2022 ∆	50,000	50,000
0.060% (SOFR + 0.010%),
06/23/2022 ∆	100,000	100,000
0.060% (SOFR + 0.010%),
07/25/2022 ∆	100,000	100,000
0.060% (SOFR + 0.010%),
08/01/2022 ∆	100,000	100,000
0.060% (SOFR + 0.010%),
08/05/2022 ∆	100,000	100,000
0.180% (SOFR + 0.130%),
08/05/2022 ∆	100,000	100,000
0.130% (SOFR + 0.080%),
08/12/2022 ∆	50,000	50,000
0.140% (SOFR + 0.090%),
08/12/2022 ∆	75,000	75,000
0.060% (SOFR + 0.010%),
08/19/2022 ∆	100,000	100,000
0.140% (SOFR + 0.090%),
08/19/2022 ∆	50,000	50,000
0.060% (SOFR + 0.010%),
09/06/2022 ∆	100,000	100,000
0.060% (SOFR + 0.010%),
09/08/2022 ∆	150,000	150,000
0.140% (SOFR + 0.090%),
09/08/2022 ∆	50,000	50,000
0.140% (SOFR + 0.090%),
09/15/2022 ∆	50,000	50,000
0.135% (SOFR + 0.085%),
10/05/2022 ∆	100,000	100,000
0.130% (SOFR + 0.080%),
10/26/2022 ∆	50,000	50,000
0.120% (SOFR + 0.070%),
11/02/2022 ∆	50,000	50,000
0.115% (SOFR + 0.065%),
11/09/2022 ∆	100,000	100,000
0.115% (SOFR + 0.065%),
11/10/2022 ∆	50,000	50,000
0.110% (SOFR + 0.060%),
11/23/2022 ∆	75,000	75,000
0.110% (SOFR + 0.060%),
11/23/2022 ∆	50,000	50,000
0.110% (SOFR + 0.060%),
12/08/2022 ∆	100,000	100,000
0.110% (SOFR + 0.060%),
12/15/2022 ∆	100,000	100,000
0.070% (SOFR + 0.020%),
02/03/2023 ∆	150,000	150,000

Government Obligations Fund (cont.)

DESCRIPTION	PAR/SHARES	VALUE >
0.070% (SOFR + 0.020%),
02/23/2023 ∆	$100,000	$100,000
0.090% (SOFR + 0.040%),
02/24/2023 ∆	50,000	50,000
0.085% (SOFR + 0.035%),
05/18/2023 ∆	50,000	50,000
0.085% (SOFR + 0.035%),
05/19/2023 ∆	137,000	137,000
0.080% (SOFR + 0.030%),
06/07/2023 ∆	100,000	100,000
0.075% (SOFR + 0.025%),
07/14/2023 ∆ «	60,000	60,000
0.090% (SOFR + 0.040%),
08/10/2023 ∆	100,000	100,000
0.080% (SOFR + 0.030%),
08/11/2023 ∆	100,000	100,000
Federal Home Loan
Mortgage Corporation
0.370% (SOFR + 0.320%),
09/23/2021 ∆	150,000	150,000
0.350% (SOFR + 0.300%),
10/25/2021 ∆	50,000	50,000
0.210% (SOFR + 0.160%),
04/20/2022 ∆	100,000	100,000
0.140% (SOFR + 0.090%),
08/03/2022 ∆	50,000	50,000
0.180% (SOFR + 0.130%),
08/05/2022 ∆	250,000	250,101
Federal National
Mortgage Association
0.210% (SOFR + 0.160%),
09/16/2021 ∆	150,000	150,000
0.350% (SOFR + 0.300%),
09/24/2021 ∆	100,000	100,000
0.200% (SOFR + 0.150%),
12/09/2021 ∆	100,000	99,998
0.320% (SOFR + 0.270%),
05/04/2022 ∆	100,000	100,175
0.240% (SOFR + 0.190%),
05/19/2022 ∆	50,000	50,000
0.170% (SOFR + 0.120%),
07/29/2022 ∆	20,000	20,000
Total U.S. Government
Agency Debt
(Cost $16,501,252)		16,501,252

Investment
Companies Ω – 0.9%
BlackRock Liquidity
Funds FedFund
Portfolio, Institutional
Class, 0.025%	200,000,000	200,000

FIRST AMERICAN FUNDS 2021 ANNUAL REPORT	15

Schedule of Investments	August 31, 2021, all dollars rounded to thousands (000 omitted)

Government Obligations Fund (cont.)

DESCRIPTION	SHARES/PAR	VALUE >
Deutsche Government Money Market Series Fund, Institutional Class, 0.035%	175,000,000	$175,000
Goldman Sachs Financial Square Money Market Fund, Institutional Class, 0.026%	225,000,000	225,000
Invesco Government & Agency Portfolio, Institutional Class, 0.026%	175,000,000	175,000
Total Investment Companies (Cost $775,000)		775,000

U.S. Government Agency Repurchase Agreements – 5.2%
Bank of America Securities Inc.
0.050%, dated 08/31/2021, matures 09/01/2021, repurchase price $100,000 (collateralized by various government agency obligations: Total market value $102,000)	$100,000	100,000
BNP Paribas SA
0.050%, dated 08/31/2021, matures 09/01/2021, repurchase price $100,000 (collateralized by various government agency obligations: Total market value $102,000)	100,000	100,000
Fixed Income Clearing Corp
0.030%, dated 08/31/2021, matures 09/01/2021, repurchase price $750,001 (collateralized by various government agency obligations: Total market value $765,000)	750,000	750,000

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
Goldman Sachs & Co. LLC
0.050%, dated 08/31/2021, matures 09/01/2021, repurchase price $1,900,003 (collateralized by various government agency obligations: Total market value $1,938,000)	$1,900,000	$1,900,000
HSBC Securities (USA) Inc.
0.050%, dated 08/31/2021, matures 09/01/2021, repurchase price $150,000 (collateralized by various government agency obligations: Total market value $153,000)	150,000	150,000
RBC Dominion Securities Inc.
0.050%, dated 03/19/2021, matures 09/07/2021, repurchase price $300,077 (collateralized by various government agency obligations: Total market value $306,000) ø	300,000	300,000
0.050%, dated 03/19/2021, matures 09/07/2021, repurchase price $300,078 (collateralized by various government agency obligations: Total market value $306,000) ø	300,000	300,000
Societe Generale/NY
0.050%, dated 08/31/2021, matures 09/01/2021, repurchase price $350,000 (collateralized by various government agency obligations: Total market value $357,000)	350,000	350,000
TD Securities (USA) LLC
0.055%, dated 08/31/2021, matures 09/07/2021, repurchase price $700,007 (collateralized by various government agency obligations: Total market value $714,000)	700,000	700,000
Total U.S. Government Agency Repurchase Agreements (Cost $4,650,000)		4,650,000

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN FUNDS 2021 ANNUAL REPORT

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
U.S. Treasury Repurchase Agreements – 55.1%
Bank of America Securities Inc.
0.050%, dated 08/31/2021, matures 09/01/2021, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	$100,000	$100,000
Bank of Montreal
0.050%, dated 08/31/2021, matures 09/01/2021, repurchase price $200,000 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
Bank of Nova Scotia
0.050%, dated 08/31/2021, matures 09/01/2021, repurchase price $476,096 (collateralized by U.S. Treasury obligations: Total market value $485,617)	476,095	476,095
Barclays Capital Inc.
0.050%, dated 08/31/2021, matures 09/01/2021, repurchase price $250,000 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000
0.050%, dated 08/06/2021, matures 09/07/2021, repurchase price $1,100,049 (collateralized by U.S. Treasury obligations: Total market value $1,122,000)	1,100,000	1,100,000
BNP Paribas SA
0.050%, dated 08/31/2021, matures 09/01/2021, repurchase price $585,001 (collateralized by U.S. Treasury obligations: Total market value $596,700)	585,000	585,000

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
0.050%, dated 08/31/2021, matures 09/01/2021, repurchase price $500,001 (collateralized by U.S. Treasury obligations: Total market value $510,000)	$500,000	$500,000
0.050%, dated 08/09/2021, matures 09/07/2021, repurchase price $825,036 (collateralized by U.S. Treasury obligations: Total market value $841,500) ø	825,000	825,000
0.050%, dated 07/12/2021, matures 09/07/2021, repurchase price $700,061 (collateralized by U.S. Treasury obligations: Total market value $714,000) ø	700,000	700,000
0.050%, dated 08/20/2021, matures 09/07/2021, repurchase price $300,013 (collateralized by U.S. Treasury obligations: Total market value $306,000) ø	300,000	300,000
0.070%, dated 06/17/2021, matures 09/07/2021, repurchase price $525,156 (collateralized by U.S. Treasury obligations: Total market value $535,500) ø	525,000	525,000
0.050%, dated 06/16/2021, matures 09/07/2021, repurchase price $800,203 (collateralized by U.S. Treasury obligations: Total market value $816,000) ø	800,000	800,000
0.070%, dated 07/22/2021, matures 09/07/2022, repurchase price $350,125 (collateralized by U.S. Treasury obligations: Total market value $357,000) ø	350,000	350,000

FIRST AMERICAN FUNDS	2021 ANNUAL REPORT	17

Schedule of Investments	August 31, 2021, all dollars rounded to thousands (000 omitted)

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
Canadian Imperial Bank of Commerce
0.050%, dated 07/08/2021, matures 09/07/2021, repurchase price $250,022 (collateralized by U.S. Treasury obligations: Total market value $255,020) ø	$250,000	$250,000
0.050%, dated 08/09/2021, matures 09/07/2021, repurchase price $350,015 (collateralized by U.S. Treasury obligations: Total market value $357,011) ø	350,000	350,000
0.050%, dated 07/29/2021, matures 09/07/2021, repurchase price $525,066 (collateralized by U.S. Treasury obligations: Total market value $535,525) ø	525,000	525,000
0.055%, dated 07/29/2021, matures 09/07/2022, repurchase price $525,144 (collateralized by U.S. Treasury obligations: Total market value $535,528) ø	525,000	525,000
0.055%, dated 08/16/2021, matures 09/07/2022, repurchase price $225,063 (collateralized by U.S. Treasury obligations: Total market value $229,506) ø	225,000	225,000
Credit Agricole Corporate & Investment Bank
0.050%, dated 08/31/2021, matures 09/01/2021, repurchase price $972,451 (collateralized by U.S. Treasury obligations: Total market value $991,899)	972,450	972,450
0.050%, dated 08/06/2021, matures 09/07/2021, repurchase price $700,031 (collateralized by U.S. Treasury obligations: Total market value $714,000)	700,000	700,000

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
Federal Reserve Bank of New York
0.050%, dated 08/31/2021, matures 09/01/2021, repurchase price $23,450,033 (collateralized by U.S. Treasury obligations: Total market value $23,450,033)	$23,450,000	$23,450,000
Fixed Income Clearing Corp
0.050%, dated 08/31/2021, matures 09/01/2021, repurchase price $700,001 (collateralized by U.S. Treasury obligations: Total market value $714,000)	700,000	700,000
0.050%, dated 08/31/2021, matures 09/01/2021, repurchase price $5,500,008 (collateralized by U.S. Treasury obligations: Total market value $5,610,000)	5,500,000	5,500,000
0.050%, dated 08/31/2021, matures 09/01/2021, repurchase price $400,001 (collateralized by U.S. Treasury obligations: Total market value $408,026)	400,000	400,000
0.055%, dated 08/31/2021, matures 09/01/2021, repurchase price $400,001 (collateralized by U.S. Treasury obligations: Total market value $408,304)	400,000	400,000
0.060%, dated 08/31/2021, matures 09/07/2021, repurchase price $49,001 (collateralized by U.S. Treasury obligations: Total market value $50,762)	49,000	49,000
HSBC Securities (USA) Inc.
0.045%, dated 08/31/2021, matures 09/01/2021, repurchase price $50,000 (collateralized by U.S. Treasury obligations: Total market value $51,000)	50,000	50,000

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN FUNDS 2021 ANNUAL REPORT

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
0.050%, dated 08/31/2021, matures 09/07/2021, repurchase price $100,001 (collateralized by U.S. Treasury obligations: Total market value $102,000)	$100,000	$100,000
ING Financial Markets LLC
0.050%, dated 08/31/2021, matures 09/01/2021, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
0.050%, dated 08/31/2021, matures 09/01/2021, repurchase price $900,010 (collateralized by U.S. Treasury obligations: Total market value $918,376)	900,009	900,009
0.050%, dated 08/27/2021, matures 09/03/2021, repurchase price $150,001 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
0.005%, dated 08/26/2021, matures 09/02/2021, repurchase price $150,000 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
0.050%, dated 08/30/2021, matures 09/06/2021, repurchase price $100,001 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
0.050%, dated 08/31/2021, matures 09/07/2021, repurchase price $100,001 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
JP Morgan Securities, LLC
0.050%, dated 08/31/2021, matures 09/07/2021, repurchase price $1,500,015 (collateralized by U.S. Treasury obligations: Total market value $1,530,064)	$1,500,000	$1,500,000
0.060% (SOFR + 0.010%), dated 08/31/2021, matures 09/30/2021, repurchase price $325,016 (collateralized by U.S. Treasury obligations: Total market value $331,517) △ ∞	325,000	325,000
0.060%, dated 08/31/2021 (SOFR + 0.010%), matures 09/30/2021, repurchase price $300,015 (collateralized by U.S. Treasury obligations: Total market value $306,015) △ ∞	300,000	300,000
Mizuho Securities USA LLC
0.040%, dated 08/31/2021, matures 09/01/2021, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
MUFG Securities Americas Inc.
0.050%, dated 08/31/2021, matures 09/01/2021, repurchase price $155,000 (collateralized by U.S. Treasury obligations: Total market value $158,100)	155,000	155,000
MUFG Securities Canada Ltd.
0.050%, dated 08/31/2021, matures 09/01/2021, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
0.005%, dated 08/31/2021, matures 09/07/2021, repurchase price $150,000 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000

FIRST AMERICAN FUNDS	2021 ANNUAL REPORT	19

Schedule of Investments	August 31, 2021, all dollars rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
0.005%, dated 08/31/2021,
matures 09/06/2021,
repurchase price $100,000
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	$100,000	$100,000
RBC Dominion Securities Inc.
0.050%, dated 08/31/2021,
matures 09/01/2021,
repurchase price $200,000
(collateralized by U.S.
Treasury obligations:
Total market value
$204,000)	200,000	200,000
0.050%, dated 08/09/2021,
matures 09/07/2021,
repurchase price $700,030
(collateralized by U.S.
Treasury obligations:
Total market value
$714,000) ø	700,000	700,000
0.050%, dated 08/16/2021,
matures 09/07/2021,
repurchase price $400,017
(collateralized by U.S.
Treasury obligations:
Total market value
$408,000) ø	400,000	400,000
0.040%, dated 03/23/2021,
matures 09/07/2021,
repurchase price $300,061
(collateralized by U.S.
Treasury obligations:
Total market value
$306,000) ø	300,000	300,000
0.040%, dated 03/31/2021,
matures 09/07/2021,
repurchase price $350,071
(collateralized by U.S.
Treasury obligations:
Total market value
$357,000) ø	350,000	350,000
0.050%, dated 08/24/2021,
matures 9/07/2021,
repurchase price $350,051
(collateralized by U.S.
Treasury obligations:
Total market value
$357,000)	350,000	350,000
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Royal Bank of Canada/NY
0.040%, dated 03/24/2021,
matures 09/07/2021,
repurchase price $400,080
(collateralized by U.S.
Treasury obligations:
Total market value
$408,000) ø	$400,000	$400,000
Societe Generale SA
0.050%, dated 08/31/2021,
matures 09/01/2021,
repurchase price $150,000
(collateralized by U.S.
Treasury obligations:
Total market value
$153,000)	150,000	150,000
0.050%, dated 08/31/2021,
matures 09/07/2021,
repurchase price $100,000
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000
Societe Generale/NY
0.050%, dated 08/31/2021,
matures 09/02/2021,
repurchase price $800,002
(collateralized by U.S.
Treasury obligations:
Total market value
$816,000)	800,000	800,000
TD Securities (USA) LLC
0.050%, dated 08/31/2021,
matures 09/01/2021,
repurchase price $450,001
(collateralized by U.S.
Treasury obligations:
Total market value
$459,000)	450,000	450,000
Total U.S. Treasury
Repurchase Agreements
(Cost $49,337,554)		49,337,554
Total Investments ▲ – 100.1%
(Cost $89,549,247)		89,549,247
Other Assets and Liabilities,
Net – (0.1)%		(50,474)
Total Net Assets – 100.0%		$89,498,773

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

Government Obligations Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
€	Rate shown is annualized yield as of August 31, 2021.
∆	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2021.
«	Security purchased on a when-issued basis. On August 31, 2021, the total cost of investments purchased on a when-issued basis was $60,000 or 0.1% of total net assets.
Ø	The maturity date shown represents the next put date.
∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2021, the value of these investments was $625,000 or 0.7% of total net assets. See note 2 in Notes to Financial Statements.
Ω	The rate shown is the annualized seven-day yield as of August 31, 2021.
▲	On August 31, 2021, the cost of investments for federal income tax purposes was $89,549,247. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Investment Abbreviations:
FCPR DLY	–	Federal Reserve Bank Prime Loan Rate
LIBOR	–	London Interbank Offered Rate
SOFR	–	Secured Overnight Financing Rate
USD	–	U.S. Dollar

FIRST AMERICAN FUNDS	2021 ANNUAL REPORT	21

Schedule of Investments	August 31, 2021, all dollars rounded to thousands (000 omitted)

Institutional Prime Obligations Fund
DESCRIPTION	PAR	VALUE >
Financial Company
Commercial Paper – 25.8%
ASB Finance Ltd/London
0.203%, 10/01/2021 € ■	$5,000	$5,000
0.203%, 10/22/2021 € ■	7,000	6,999
0.203%, 12/01/2021 € ■	4,000	3,999
Australia and New Zealand
Banking Group Ltd
0.162%, 09/02/2021 € ■	8,000	8,000
0.172%, 09/20/2021 € ■	5,000	5,000
0.182%, 02/04/2022 € ■	5,000	4,998
0.132%, 03/01/2022 € ■	5,000	4,997
Bank of America Securities Inc.
0.122%, 12/17/2021 €	5,000	4,998
Banque et Caisse
d’Epargne de l’Etat
0.142%, 03/14/2022 €	5,000	4,996
CDP Financial Inc
0.081%, 09/03/2021 € ■	10,000	10,000
0.182%, 09/08/2021 € ■	5,000	5,000
0.061%, 09/20/2021 € ■	5,000	5,000
0.101%, 12/22/2021 € ■	5,000	4,999
ING (US) Funding LLC
0.142%, 02/16/2022 €	8,000	7,995
National Australia Bank Ltd
0.120% (U.S. Federal
Funds Effective Rate +
0.040%), 12/10/2021 ■ ∆	5,000	5,000
0.150% (U.S. Federal
Funds Effective Rate +
0.070%), 03/08/2022 ■ ∆	5,000	4,999
Nederlandse Waterschaps
0.066%, 09/30/2021 € ■	20,000	19,998
0.101%, 10/05/2021 € ■	5,000	4,999
0.101%, 10/14/2021 € ■	5,000	4,999
0.106%, 10/27/2021 € ■	10,000	9,998
0.106%, 10/29/2021 € ■	10,000	9,998
0.096%, 11/30/2021 € ■	10,000	9,997
Nordea Bank ABP
0.147%, 02/18/2022 € ■	5,000	4,997
NRW.Bank
0.066%, 09/02/2021 € ■	15,000	15,000
0.051%, 09/03/2021 € ■	15,000	15,000
0.071%, 09/10/2021 € ■	10,000	10,000
0.076%, 09/15/2021 € ■	5,000	5,000
PSP Capital Inc
0.172%, 01/11/2022 € ■	18,000	17,992
Skandinaviska Enskilda
Banken AB
0.172%, 09/07/2021 € ■	5,000	5,000
0.101%, 09/16/2021 € ■	5,000	5,000
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
0.182%, 10/04/2021 € ■	$3,000	$3,000
0.182%, 10/05/2021 € ■	3,250	3,250
0.162%, 11/09/2021 € ■	7,000	6,999
0.132%, 12/09/2021 € ■	5,000	4,999
0.152%, 03/03/2022 € ■	7,000	6,995
Sumitomo Mitsui Banking
0.122%, 10/22/2021 € ■	10,000	9,999
Sumitomo Mitsui Trust/NY
0.159%, 09/01/2021 € ■	7,600	7,600
Suncorp Metway Ltd
0.101%, 09/01/2021 € ■	2,000	2,000
0.203%, 09/08/2021 € ■	5,000	5,000
0.097%, 10/26/2021 € ■	7,000	6,997
0.182%, 10/27/2021 € ■	7,000	6,997
0.162%, 11/09/2021 € ■	5,000	4,998
0.132%, 11/23/2021 € ■	5,000	4,997
0.112%, 11/30/2021 € ■	5,000	4,997
Svenska Handelsbanken AB
0.182%, 10/05/2021 € ■	4,000	4,000
0.101%, 11/04/2021 € ■	5,000	4,999
0.111%, 11/22/2021 € ■	5,000	4,999
0.172%, 12/03/2021 € ■	2,000	1,999
0.213%, 12/23/2021 € ■	4,000	3,999
0.132%, 01/04/2022 € ■	12,000	11,996
0.203%, 02/01/2022 € ■	8,000	7,996
Toronto Dominion Bank
0.180% (U.S. Federal
Funds Effective Rate +
0.090%), 09/01/2021 ■ ∆	3,000	3,000
0.091%, 09/16/2021 € ■	5,000	5,000
0.140% (U.S. Federal
Funds Effective Rate +
0.050%), 03/21/2022 ■ ∆	5,000	5,000
0.160% (U.S. Federal
Funds Effective Rate +
0.070%), 04/27/2022 ■ ∆	5,000	5,000
Total Financial Company
Commercial Paper
(Cost $366,764)		366,774

Asset Backed
Commercial Paper – 14.5%
Autobahn Funding Co LLC
0.071%, 09/01/2021 € ■	10,000	10,000
0.081%, 09/08/2021 € ■	12,782	12,782
0.091%, 09/20/2021 € ■	10,000	9,999
0.101%, 11/01/2021 € ■	5,000	4,999
CAFCO LLC
0.101%, 12/03/2021 € ■	10,000	9,997
Collateralized Commercial Paper FLEX Co., LLC
0.203%, 10/18/2021 € ■	10,000	9,999

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >

0.172%, 11/15/2021 € ■	$3,000	$2,999
0.132%, 12/20/2021 € ■	5,000	4,998
Fairway Finance Corp
0.162%, 10/14/2021 € ■	3,500	3,499
0.101%, 10/15/2021 € ■	2,200	2,200
0.182%, 11/05/2021 € ■	5,420	5,419
0.132%, 01/14/2022 € ■	5,000	4,997
Liberty Street Funding LLC
0.071%, 09/07/2021 € ■	8,000	8,000
0.101%, 10/06/2021 € ■	5,000	5,000
0.112%, 12/03/2021 € ■	8,000	7,997
0.112%, 12/06/2021 € ■	8,000	7,997
Longship Funding LLC
0.051%, 09/03/2021 € ■	30,000	30,000
0.091%, 09/17/2021 € ■	10,000	10,000
0.101%, 10/21/2021 € ■	5,000	4,999
Manhattan Asset Funding Co
0.182%, 10/20/2021 € ■	5,000	4,999
0.101%, 11/03/2021 € ■	10,000	9,998
Mont Blanc Capital Corp
0.101%, 09/15/2021 € ■	5,000	5,000
0.101%, 10/07/2021 € ■	6,611	6,610
Old Line Funding LLC
0.140% (SOFR + 0.090%),
12/01/2021 ■ ∆	10,000	10,001
0.130% (U.S. Federal
Funds Effective Rate +
0.050%), 02/18/2022 ■ ∆	5,000	5,000
Thunder Bay Funding LLC
0.182%, 09/10/2021 € ■	4,400	4,400
0.130% (U.S. Federal
Funds Effective Rate +
0.050%), 02/08/2022 ■ ∆	5,000	5,000
Total Asset Backed
Commercial Paper
(Cost $206,888)		206,889

Non-Negotiable
Time Deposits – 7.0%
Cooperatieve Rabobank UA,
New York Branch
0.050%, 09/01/2021	50,000	50,000
Credit Agricole Corporate
& Investment Bank,
New York Branch
0.050%, 09/01/2021	50,000	50,000
Total Non-Negotiable
Time Deposits
(Cost $100,000)		100,000
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Certificates of Deposit – 6.3%
Bank of Montreal
0.180% (U.S. Federal
Funds Effective Rate +
0.100%), 06/28/2022 ∆	$5,000	$5,000
Bank of Montreal/Chicago
0.190% (U.S. Federal
Funds Effective Rate +
0.110%), 07/15/2022 ∆	5,000	5,000
Bank of Nova Scotia/Houston
0.200% (SOFR + 0.150%),
02/22/2022 ∆	2,000	2,001
Canadian Imperial Bank
of Commerce/NY
0.163% (BSBY 1 Month +
0.100%), 01/24/2022 ∆	2,000	2,000
0.140% (U.S. Federal
Funds Effective Rate +
0.060%), 04/28/2022 ∆	5,000	5,000
0.180% (1 Month
LIBOR USD + 0.090%),
08/03/2022 ∆	3,000	2,999
Commonwealth Bank
0.116% (1 Month
LIBOR USD + 0.030%),
01/24/2022 ∆	5,000	5,000
Cooperatieve Rabobank UA
0.160%, 04/26/2022	5,000	5,000
Mizuho Bank Ltd/NY
0.160%, 01/18/2022	5,000	5,000
Sumitomo Mitsui Bank/NY
0.145% (3 Month
LIBOR USD + 0.010%),
09/01/2021 ∆	6,200	6,200
0.499% (3 Month
LIBOR USD + 0.380%),
10/12/2021 ∆	7,000	7,003
Sumitomo Mitsui Trust/NY
0.070%, 09/02/2021	35,000	35,000
0.120%, 11/08/2021	5,000	5,000
Total Certificates of Deposit
(Cost $90,203)		90,203

Non-Financial Company
Commercial Paper – 3.9%
FMS Wertmanagement
0.101%, 09/20/2021 € ■	20,000	19,999
0.096%, 10/08/2021 € ■	5,000	5,000
0.101%, 10/19/2021 € ■	5,000	4,999
0.101%, 10/21/2021 € ■	5,000	4,999

FIRST AMERICAN FUNDS	2021 ANNUAL REPORT	23

Schedule of Investments	August 31, 2021, all dollars rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
0.106%, 10/26/2021 € ■	$5,000	$4,999
0.101%, 11/02/2021 € ■	5,000	4,999
Toyota Finance Australia Ltd
0.132%, 10/21/2021 €	5,000	4,999
0.132%, 12/13/2021 €	5,000	4,999

Total Non-Financial Company
Commercial Paper
(Cost $54,992)		54,993

Variable Rate
Demand Notes # – 1.1%
Broward County, Florida,
Embraer Aircraft Holding Inc
Project, Series 2007B
(LOC: Citibank)
0.070%, 09/07/2021 Ø	5,500	5,500
Calcasieu Parish, Louisiana,
Public Transit Authority Solid
Waste Disposal, Series 1997
(LOC: Bank of America)
0.060%, 09/07/2021 Ø	3,900	3,900
Massachusetts Development
Finance Agency, Babson
College Issue, Series 2008B
(LOC: Bank of America)
0.050%, 09/07/2021 Ø	6,845	6,845
Total Variable Rate
Demand Notes
(Cost $16,245)		16,245

Other Instruments – 0.7%
Bank of America NA
0.190% (U.S. Federal
Funds Effective Rate +
0.110%), 07/08/2022 ∆	5,000	5,000
National Australia Bank Ltd
0.714% (3 Month
LIBOR USD + 0.580%),
09/20/2021 ■ ∆	1,800	1,800
National Australia Bank Ltd/NY
3.375%, 09/20/2021	2,470	2,474
Total Other Instruments
(Cost $9,275)		9,274
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Other Repurchase
Agreements – 15.0%
Bank of America Securities Inc.
0.320% (OBFR + 0.250%),
dated 08/31/2021,
matures 10/05/2021,
repurchase price $10,003
(collateralized by various
securities: Total market
value $10,500) ∆ ∞	$10,000	$10,000
BNP Paribas SA
0.160% (OBFR + 0.090%),
dated 08/31/2021,
matures 09/01/2021,
repurchase price $9,000
(collateralized by various
securities: Total market
value $9,450) ∆	9,000	9,000
0.220% (OBFR + 0.150%),
dated 08/31/2021,
matures 09/01/2021,
repurchase price $21,000
(collateralized by various
securities: Total market
value $22,051) ∆	21,000	21,000
0.320% (OBFR + 0.320%),
dated 08/31/2021,
matures 10/05/2021,
repurchase price $15,006
(collateralized by various
securities: Total market
value $15,750) ∆ ∞	15,000	15,000
Credit Agricole Corporate &
Investment Bank
0.140%, dated 08/31/2021,
matures 09/01/2021,
repurchase price $10,000
(collateralized by various
securities: Total market
value $10,501) ∆	10,000	10,000
HSBC Securities (USA) Inc.
0.170% (OBFR + 0.100%),
dated 08/31/2021,
matures 09/01/2021,
repurchase price $9,000
(collateralized by various
securities: Total market
value $9,446) ∆	9,000	9,000

The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
ING Financial Markets LLC
0.170% (OBFR + 0.100%),
dated 08/31/2021,
matures 09/01/2021,
repurchase price $4,000
(collateralized by various
securities: Total market
value $4,200) △	$4,000	$4,000
JP Morgan Securities, LLC
0.354% (1 Month
LIBOR USD + 0.270%),
dated 08/31/2021,
matures 09/07/2021,
repurchase price $15,005
(collateralized by various
securities: Total market
value $15,755) △ Ø ∞	15,000	15,000
0.220% (OBFR + 0.150%),
dated 08/31/2021,
matures 09/07/2021,
repurchase price $15,001
(collateralized by various
securities: Total market
value $15,753) △	15,000	15,000
MUFG Securities Americas Inc.
0.170% (OBFR + 0.100%),
dated 08/31/2021,
matures 09/01/2021,
repurchase price $5,000
(collateralized by various
securities: Total market
value $5,251) △	5,000	5,000
0.200% (OBFR + 0.130%),
dated 08/31/2021,
matures 09/01/2021,
repurchase price $20,000
(collateralized by various
securities: Total market
value $21,000) △	20,000	20,000
0.200% (OBFR + 0.130%),
dated 08/31/2021,
matures 09/01/2021,
repurchase price $9,000
(collateralized by various
securities: Total market
value $9,450) △	9,000	9,000
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Societe Generale SA
0.250% (OBFR + 0.180%),
dated 08/31/2021,
matures 09/01/2021,
repurchase price $50,000
(collateralized by various
securities: Total market
value $52,500) △	$50,000	$50,000
TD Securities (USA) LLC
0.140% (OBFR + 0.070%),
dated 08/31/2021,
matures 09/01/2021,
repurchase price $22,000
(collateralized by various
securities: Total market
value $23,100) △	22,000	22,000
Total Other Repurchase
Agreements
(Cost $214,000)		214,000

U.S. Treasury Repurchase
Agreements – 25.7%
Bank of Nova Scotia
0.050%, dated 08/31/2021,
matures 09/01/2021,
repurchase price $120,066
(collateralized by U.S.
Treasury obligations:
Total market
value $122,467)	120,066	120,066
Credit Agricole Corporate
& Investment Bank
0.050%, dated 08/31/2021,
matures 09/01/2021,
repurchase price $245,241
(collateralized by U.S.
Treasury obligations:
Total market value
$250,145)	245,240	245,240
Total U.S. Treasury
Repurchase Agreements
(Cost $365,306)		365,306

Total Investments ▲ – 100.0%
(Cost $1,423,673)		1,423,684

Other Assets and Liabilities,
Net – 0.0%		(38)

Total Net Assets – 100.0%		$1,423,646

FIRST AMERICAN FUNDS	2021 ANNUAL REPORT	25

Schedule of Investments	August 31, 2021, all dollars rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (concl.)

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

⊙	Rate shown is the annualized yield as of August 31, 2021.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of August 31, 2021, the value of these investments was $602,469 or 42.3% of total net assets.

△	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2021.

#	Adjustable Rate Security – The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).

Ø	The maturity date shown represents the next put date.

∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2021, the value of these investments was $40,000 or 2.8% of total net assets. See note 2 in Notes to Financial Statements.

▲	On August 31, 2021, the cost of investments for federal income tax purposes was $1,423,673. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was $25 and $14 respectively.

Investment Abbreviations:

BSBY	–	Bloomberg Short-Term Bank Yield
LOC	–	Letter of Credit
LIBOR	–	London Interbank Offered Rate
OBFR	–	Overnight Bank Funding Rate
SOFR	–	Secured Overnight Financing Rate
USD	–	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

Retail Prime Obligations Fund
DESCRIPTION	PAR	VALUE >
Financial Company Commercial
Paper – 30.0%
ANZ New Zealand
International Ltd
0.203%, 11/05/2021 ⊙ ■	$10,000	$9,996
0.193%, 11/08/2021 ⊙ ■	10,000	9,997
ASB Finance Ltd/London
0.203%, 10/01/2021 ⊙ ■	10,000	9,999
0.203%, 10/22/2021 ⊙ ■	7,350	7,348
0.193%, 11/12/2021 ⊙ ■	5,000	4,998
0.203%, 11/17/2021 ⊙ ■	9,050	9,046
0.203%, 12/01/2021 ⊙ ■	8,000	7,996
Australia and New Zealand
Banking Group Ltd
0.162%, 09/02/2021 ⊙ ■	12,000	12,000
0.172%, 09/20/2021 ⊙ ■	10,000	9,999
0.182%, 02/04/2022 ⊙ ■	10,000	9,992
Bank of America
Securities Inc.
0.122%, 12/17/2021 ⊙	5,000	4,998
Banque et Caisse
d’Epargne de l’Etat
0.142%, 03/14/2022 ⊙	5,000	4,996
CDP Financial Inc
0.182%, 09/08/2021 ⊙ ■	10,000	10,000
0.061%, 09/20/2021 ⊙ ■	20,000	19,999
0.101%, 12/22/2021 ⊙ ■	10,000	9,997
ING (US) Funding LLC
0.193%, 09/23/2021 ⊙	20,000	19,998
0.142%, 02/16/2022 ⊙	12,000	11,992
National Australia Bank Ltd
0.180% (U.S. Federal
Funds Effective Rate +
0.100%), 09/20/2021 ■ △	5,000	5,000
0.120% (U.S. Federal
Funds Effective Rate +
0.040%), 12/10/2021 ■ △	10,000	10,000
0.150% (U.S. Federal
Funds Effective Rate +
0.070%), 03/08/2022 ■ △	10,000	10,001
Nederlandse Waterschaps
0.066%, 09/30/2021 ⊙ ■	30,000	29,999
0.101%, 10/05/2021 ⊙ ■	10,183	10,182
0.101%, 10/14/2021 ⊙ ■	25,000	24,997
0.106%, 10/27/2021 ⊙ ■	20,000	19,997
0.106%, 10/29/2021 ⊙ ■	10,000	9,998
Nordea Bank ABP
0.147%, 02/18/2022 ⊙ ■	10,000	9,993
NRW.Bank
0.076%, 09/15/2021 ⊙ ■	20,000	19,999
0.101%, 10/18/2021 ⊙ ■	25,000	24,997
PSP Capital Inc
0.193%, 10/08/2021 ⊙ ■	15,000	14,997
0.172%, 01/11/2022 ⊙ ■	30,000	29,981
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Skandinaviska Enskilda
Banken AB
0.172%, 09/07/2021 ⊙ ■	$5,000	$5,000
0.106%, 09/22/2021 ⊙ ■	10,000	9,999
0.182%, 10/05/2021 ⊙ ■	10,000	9,998
0.162%, 11/09/2021 ⊙ ■	3,000	2,999
0.182%, 11/18/2021 ⊙ ■	4,000	3,999
0.132%, 12/09/2021 ⊙ ■	5,000	4,998
0.152%, 03/03/2022 ⊙ ■	13,000	12,990
Sumitomo Mitsui Banking
0.122%, 10/22/2021 ⊙ ■	10,000	9,998
Sumitomo Mitsui Trust/NY
0.162%, 09/01/2021 ⊙ ■	15,000	15,000
0.152%, 09/02/2021 ⊙ ■	15,000	15,000
Suncorp Metway Ltd
0.091%, 09/01/2021 ⊙ ■	5,000	5,000
0.203%, 09/08/2021 ⊙ ■	5,000	5,000
0.091%, 10/26/2021 ⊙ ■	5,000	4,999
0.182%, 10/27/2021 ⊙ ■	20,000	19,994
0.162%, 11/09/2021 ⊙ ■	20,000	19,994
0.112%, 11/30/2021 ⊙ ■	5,000	4,999
Svenska Handelsbanken AB
0.142%, 09/02/2021 ⊙ ■	6,600	6,600
0.112%, 11/22/2021 ⊙ ■	10,000	9,997
0.172%, 12/03/2021 ⊙ ■	6,000	5,997
0.213%, 12/23/2021 ⊙ ■	7,397	7,392
0.132%, 01/04/2022 ⊙ ■	25,000	24,989
0.203%, 02/01/2022 ⊙ ■	17,000	16,986
Toronto Dominion Bank
0.091%, 09/16/2021 ⊙ ■	16,550	16,550
0.140% (U.S. Federal
Funds Effective Rate +
0.050%), 03/21/2022 ■ △	15,000	15,000
0.160% (U.S. Federal
Funds Effective Rate +
0.070%), 04/27/2022 ■ △	5,000	5,000
0.190% (SOFR + 0.140%),
07/21/2022 ■ △	10,000	10,000
Total Financial Company
Commercial Paper
(Cost $661,970)		661,970

Asset Backed Commercial
Paper – 13.6%
Autobahn Funding Co LLC
0.091%, 09/27/2021 ⊙ ■	20,000	19,999
0.101%, 11/01/2021 ⊙ ■	5,000	4,999
Collateralized Commercial
Paper FLEX Co., LLC
0.193%, 10/12/2021 ⊙ ■	10,000	9,998
0.203%, 10/18/2021 ⊙ ■	5,000	4,999
0.172%, 11/15/2021 ⊙ ■	10,000	9,996
0.132%, 12/20/2021 ⊙ ■	5,000	4,998

FIRST AMERICAN FUNDS	2021 ANNUAL REPORT	27

Schedule of Investments	August 31, 2021, all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Fairway Finance Corp
0.112%, 10/21/2021 ⊙ ■	$5,000	$4,999
0.182%, 11/05/2021 ⊙ ■	10,000	9,997
0.172%, 11/09/2021 ⊙ ■	10,000	9,997
0.132%, 01/14/2022 ⊙ ■	9,300	9,295
Liberty Street Funding LLC
0.142%, 09/02/2021 ⊙ ■	10,000	10,000
0.071%, 09/07/2021 ⊙ ■	10,000	10,000
0.101%, 10/06/2021 ⊙ ■	15,000	14,998
0.112%, 12/03/2021 ⊙ ■	17,000	16,995
0.112%, 12/06/2021 ⊙ ■	10,000	9,997
Longship Funding LLC
0.091%, 09/17/2021 ⊙ ■	7,000	7,000
0.101%, 10/21/2021 ⊙ ■	20,000	19,997
Manhattan Asset Funding Co
0.182%, 10/20/2021 ⊙ ■	15,000	14,996
0.101%, 11/03/2021 ⊙ ■	20,000	19,997
Mont Blanc Capital Corp
0.101%, 09/15/2021 ⊙ ■	7,307	7,307
0.101%, 10/07/2021 ⊙ ■	20,000	19,998
Old Line Funding LLC
0.140% (SOFR + 0.090%),
12/01/2021 ■ △	10,000	10,000
0.130% (U.S. Federal
Funds Effective Rate +
0.050%), 02/18/2022 ■ △	25,000	25,000
Thunder Bay Funding LLC
0.130% (U.S. Federal F
unds Effective Rate +
0.050%), 02/08/2022 ■ △	25,000	25,000
Total Asset Backed
Commercial Paper
(Cost $300,562)		300,562

Non-Financial Company
Commercial Paper – 5.7%
FMS Wertmanagement
0.101%, 09/20/2021 ⊙ ■	20,000	19,999
0.101%, 09/27/2021 ⊙ ■	15,000	14,999
0.096%, 10/08/2021 ⊙ ■	15,000	14,999
0.101%, 10/19/2021 ⊙ ■	15,000	14,998
0.101%, 10/21/2021 ⊙ ■	20,000	19,997
0.106%, 10/26/2021 ⊙ ■	5,000	4,999
Total Capital Canada Ltd
0.132%, 02/03/2022 ⊙ ■	10,000	9,994
Toyota Finance Australia Ltd
0.132%, 10/21/2021 ⊙	15,000	14,998
0.132%, 12/13/2021 ⊙	10,000	9,996
Total Non-Financial
Company Commercial Paper
(Cost $124,979)		124,979
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Certificates of
Deposit – 4.8%
Bank of Montreal
0.180% (U.S. Federal
Funds Effective Rate +
0.100%), 06/28/2022 △	$10,000	$10,000
Bank of Montreal/Chicago
0.190% (U.S. Federal
Funds Effective Rate +
0.110%), 07/15/2022 △	20,000	20,000
Bank of Nova Scotia/Houston
0.200% (SOFR + 0.150%),
02/22/2022 △	10,000	10,000
Canadian Imperial Bank
of Commerce/NY
0.163% (BSBY 1 Month +
0.100%), 01/24/2022 △	6,500	6,500
0.140% (U.S. Federal
Funds Effective Rate +
0.060%), 04/28/202 △	5,000	5,000
0.180% (1 Month
LIBOR USD + 0.090%),
08/03/2022 △	5,000	5,000
Commonwealth Bank
0.116% (1 Month
LIBOR USD + 0.030%),
01/24/2022 △	5,000	5,000
Cooperatieve Rabobank UA
0.160%, 04/26/2022	5,000	5,000
Mizuho Bank Ltd/NY
0.160%, 01/18/2022	15,000	15,000
Sumitomo Mitsui Banking
0.186% (1 Month
LIBOR USD + 0.090%),
10/01/2021 △	10,000	10,000
0.156% (1 Month
LIBOR USD + 0.060%),
11/08/2021 △	10,000	10,000
Sumitomo Mitsui Trust/NY
0.120%, 11/08/2021	5,000	5,000
Total Certificates of Deposit
(Cost $106,500)		106,500

Variable Rate
Demand Notes # – 2.6%
City of Minneapolis and The
Housing and Redevelopment
Authority of The City of Saint
Paul, Minnesota, Allina Health
System, Series 2007C-1
(LOC: Wells Fargo Bank NA)
0.020%, 09/07/2021 Ø	6,950	6,950

The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Mayor and City Council of
Baltimore, Maryland,
Baltimore City Parking
System Facilities, Series 2008
(LOC: Bank of America)
0.070%, 09/07/2021 Ø	$13,000	$13,000
Montgomery County, Texas,
Multifamily Housing, Park
at Woodline Townhomes,
Series 2005 (LOC: Citibank)
0.050%, 09/07/2021 Ø	11,330	11,330
New York City Industrial
Development Agency, 1997
Air Express International
Corporation Project,
Series 1997 (LOC: Citibank)
0.050%, 09/07/2021 Ø	19,000	19,000
New York State Housing
Finance Agency, Prospect
Plaza Apartments,
2007 Series A (LOC: Citibank)
0.040%, 09/07/2021 Ø	7,850	7,850
Total Variable Rate
Demand Notes
(Cost $58,130)		58,130

Non-Negotiable
Time Deposit – 2.1%
Credit Agricole Corporate
& Investment Bank,
New York Branch
0.050%, 09/01/2021	46,331	46,331
(Cost $46,331)

Other Instrument – 0.7%
Bank of America NA
0.190% (U.S. Federal
Funds Effective Rate +
0.110%), 07/08/2022 △	15,000	15,000
(Cost $15,000)

Other Repurchase
Agreements – 19.8%
Bank of America Securities Inc.
0.320% (OBFR + 0.250%),
dated 08/31/2021,
matures 10/05/2021,
repurchase price $25,008
(collateralized by various
securities: Total market
value $26,250) △ ∞	25,000	25,000
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
BNP Paribas SA
0.160% (OBFR + 0.090%),
dated 08/31/2021,
matures 09/01/2021,
repurchase price $14,000
(collateralized by various
securities: Total market
value $14,700) △	$14,000	$14,000
0.220% (OBFR + 0.150%),
dated 08/31/2021,
matures 09/01/2021,
repurchase price $38,000
(collateralized by various
securities: Total market
value $39,900) △	38,000	38,000
0.390% (OBFR + 0.320%),
dated 08/31/2021,
matures 10/05/2021,
repurchase price $25,009
(collateralized by various
securities: Total market
value $26,251) △ ∞	25,000	25,000
Credit Agricole Corporate
& Investment Bank
0.140%, dated 08/31/2021,
matures 09/01/2021,
repurchase price $20,000
(collateralized by various
securities: Total market
value $20,997)	20,000	20,000
HSBC Securities (USA) Inc.
0.170% (OBFR + 0.100%),
dated 08/31/2021,
matures 09/01/2021,
repurchase price $14,000
(collateralized by various
securities: Total market
value $14,692) △	14,000	14,000
ING Financial Markets LLC
0.150% (OBFR + 0.100%),
dated 08/31/2021,
matures 09/01/2021,
repurchase price $7,000
(collateralized by various
securities: Total market
value $7,350) △	7,000	7,000
JP Morgan Securities, LLC
0.354% (1 Month
LIBOR USD + 0.270%),
dated 08/31/2021,
matures 10/05/2021,
repurchase price $30,010
(collateralized by various
securities: Total market
value $31,509) △ ∞	30,000	30,000

FIRST AMERICAN FUNDS	2021 ANNUAL REPORT	29

Schedule of Investments	August 31, 2021, all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
0.220% (OBFR + 0.150%),
dated 08/31/2021,
matures 09/07/2021,
repurchase price $45,002
(collateralized by various
securities: Total market
value $47,259) △ Ø	$45,000	$45,000
MUFG Securities Americas Inc.
0.170% (OBFR + 0.100%),
dated 08/31/2021,
matures 09/01/2021,
repurchase price $11,000
(collateralized by various
securities: Total market
value $11,550) △	11,000	11,000
0.200% (OBFR + 0.130%),
dated 08/31/2021,
matures 09/01/2021,
repurchase price $31,000
(collateralized by various
securities: Total market
value $32,550) △	31,000	31,000
0.200% (OBFR + 0.130%),
dated 08/31/2021,
matures 09/01/2021,
repurchase price $13,000
(collateralized by various
securities: Total market
value $13,650) △	13,000	13,000
Societe Generale SA
0.250% (OBFR + 0.180%),
dated 08/31/2021,
matures 09/01/2021,
repurchase price $108,001
(collateralized by various
securities: Total market
value $113,400) △	108,000	108,000
TD Securities (USA) LLC
0.140% (OBFR + 0.070%),
dated 08/31/2021,
matures 09/01/2021,
repurchase price $57,000
(collateralized by various
securities: Total market
value $59,851) △	57,000	57,000
Total Other Repurchase
Agreements
(Cost $438,000)		438,000
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
U.S. Treasury Repurchase
Agreements – 20.7%
Bank of Nova Scotia
0.050%, dated 08/31/2021,
matures 09/01/2021,
repurchase price $150,519
(collateralized by U.S.
Treasury obligations:
Total market value
$153,529)	$150,518	$150,518
Credit Agricole Corporate
& Investment Bank
0.050%, dated 08/31/2021,
matures 09/01/2021,
repurchase price $307,442
(collateralized by U.S.
Treasury obligations:
Total market value
$313,591)	307,442	307,442
Total U.S. Treasury
Repurchase Agreements
(Cost $457,960)		457,960

Total Investments ▲ – 100.0%
(Cost $2,209,432)		2,209,432

Other Assets and Liabilities,
Net – (0.0%)		(160)

Total Net Assets – 100.0%		$2,209,272

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

⊙	Rate shown is the annualized yield as of August 31, 2021.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of August 31, 2021, the value of these investments was $1,020,533 or 46.2% of total net assets.

△	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2021.

#	Adjustable Rate Security – The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).

Ø	The maturity date shown represents the next put date.

The accompanying notes are an integral part of the financial statements.

30	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

Retail Prime Obligations Fund (cont.)

∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2021, the value of these investments was $80,000 or 3.6% of total net assets. See note 2 in Notes to Financial Statements.

▲	On August 31, 2021, the cost of investments for federal income tax purposes was $2,209,432. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Investment Abbreviations:

BSBY	–	Bloomberg Short-Term Bank Yield
LOC	–	Letter of Credit
LIBOR	–	London Interbank Offered Rate
OBFR	–	Overnight Bank Funding Rate
USD	–	U.S. Dollar

FIRST AMERICAN FUNDS	2021 ANNUAL REPORT	31

Schedule of Investments	August 31, 2021, all dollars rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund
DESCRIPTION	PAR	VALUE ✇
Variable Rate
Demand Notes # – 74.2%
Arizona – 1.2%
Arizona Industrial
Development Authority,
Phoenix Children’s Hospital,
Series 2019A (LOC:
JP Morgan Chase Bank)
0.010%, 09/01/2021 Ø	$5,270	$5,270
California – 0.6%
ABAG Finance Authority
for Nonprofit Corporations,
Sharp HealthCare, Series 2009A
(LOC: Bank of America)
0.010%, 09/07/2021 Ø	2,655	2,655
Colorado – 0.4%
Colorado Educational and
Cultural Facilities Authority,
National Jewish Federation
Bond Program, Series B-5
(LOC: TD Bank)
0.010%, 09/01/2021 Ø	1,940	1,940
District of
Columbia – 0.6%
District of Columbia, The Pew
Charitable Trusts Issue,
Series 2008A
(LOC: PNC Bank)
0.020%, 09/07/2021 Ø	2,740	2,740
Florida – 6.7%
Florida Keys Aqueduct
Authority, Water Revenue
Refunding Bonds,
Series 2008
(LOC: TD Bank)
0.020%, 09/07/2021 Ø	7,575	7,575
Halifax Hospital Medical
Center, Daytona Beach,
Florida, Series 2008
(LOC: JPMorgan
Chase Bank)
0.020%, 09/07/2021 Ø	16,790	16,790
Miami-Dade County,
Florida, Juvenile
Courthouse Project,
Series 2003B
(LOC: TD Bank)
0.020%, 09/07/2021 Ø	6,350	6,350
		30,715
Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Georgia – 3.2%
Macon Water Authority,
Tax-Exempt Adjustable
Mode Water & Sewer
Refunding and Improvement
Revenue Bonds,
Series 2018B
0.060%, 09/07/2021 Ø	$14,520	$14,520
Illinois – 16.6%
Illinois Education Facilities
Authority, Newberry Library,
Series 1988 (LOC:
Northern Trust Company)
0.020%, 09/07/2021 Ø	1,935	1,935
Illinois Finance Authority,
Elmhurst Memorial
Healthcare, Series 2008D
(LOC: Bank of America)
0.020%, 09/07/2021 Ø	5,000	5,000
Illinois Finance Authority,
Richard Driehaus Foundation,
Series 2005 (LOC:
Northern Trust Company)
0.060%, 09/07/2021 Ø	12,100	12,100
Illinois Finance Authority,
St. Ignatius College Prep
Project, Series 2006
(LOC: PNC Bank)
0.030%,09/07/2021 Ø	10,800	10,800
Illinois Finance Authority,
Steppenwolf Theatre
Company Project,
Series 2019 (LOC:
Northern Trust Company)
0.050%, 09/07/2021 Ø	22,000	22,000
Illinois Finance Authority,
The Latin School of
Chicago Project,
Series 2005A (LOC:
JPMorgan Chase Bank)
0.020%, 09/07/2021 Ø	6,990	6,990
Morton Grove, Illinois,
Cultural Facility, Holocaust
Museum & Education,
Series 2006 (LOC:
Bank of America)
0.020%, 09/07/2021 Ø	4,390	4,390

The accompanying notes are an integral part of the financial statements.

32	FIRST AMERICAN FUNDS 2021 ANNUAL REPORT

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
University of Illinois Health
Services Facilities System
Revenue Bonds,
Series 1997B (LOC:
Wells Fargo Bank)
0.020%, 09/07/2021 Ø	$6,800	$6,800
University of Illinois,
UIC South Campus
Development Project
Revenue Refunding Bonds,
Series 2008 (LOC:
JPMorgan Chase Bank)
0.020%, 09/7/2021 Ø	6,085	6,085
		76,100
Indiana – 1.1%
Indiana Finance Authority,
Parkview Health System
Obligated Group,
Series 2009C (LOC:
Sumitomo Mitsui Bank)
0.020%, 09/07/2021 Ø	4,825	4,825
Kentucky – 4.5%
Louisville/Jefferson County
Metro Government,
Norton Healthcare, Inc,
Series 2011B
(LOC: PNC Bank)
0.010%, 09/01/2021 Ø	950	950
Louisville/Jefferson County
Metro Government,
Norton Healthcare, Inc,
Series 2013C
(LOC: PNC Bank)
0.030%, 09/07/2021 Ø	19,840	19,840
		20,790
Michigan – 0.7%
Regents of the University
of Michigan, General
Revenue Bonds,
Series 2012D-1
0.010%, 09/01/2021 Ø	3,350	3,350
Minnesota – 8.2%
City of Minneapolis and
The Housing and
Redevelopment Authority
of The City of Saint Paul,
Minnesota, Allina Health
System, Series 2007C-1
(LOC: Wells Fargo Bank)
0.020%, 09/07/2021 Ø	10,300	10,300
Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
City of Minneapolis and
The Housing and
Redevelopment Authority
of The City of Saint Paul,
Minnesota, Allina Health
System, Series 2007C-2
(LOC: Wells Fargo Bank)
0.020%,09/07/2021 Ø	$1,450	$1,450
City of Minneapolis and
The Housing and
Redevelopment Authority
of The City of Saint Paul,
Minnesota, Allina Health
System, Series 2009B-1
(LOC: JPMorgan
Chase Bank)
0.010%, 09/01/2021 Ø	8,000	8,000
City of Minneapolis and
The Housing and
Redevelopment Authority
of the City of Saint Paul,
Minnesota, Allina Health
System, Series 2009C
(LOC: Wells Fargo Bank)
0.020%, 09/07/2021 Ø	3,535	3,535
Minnesota Higher
Education Facilities
Authority, Macalester
College, Series Five-Q
0.110%, 09/07/2021 Ø	9,025	9,025
Minnesota Higher
Education Facilities
Authority, Macalester
College, Series Three-Z
0.110%, 09/07/2021 Ø	5,400	5,400
		37,710
Mississippi – 2.6%
Mississippi Business
Finance Corporation,
Chevron U.S.A. Inc.
Project, Series 2007C
Chevron Corp
0.010%, 09/01/2021 Ø	300	300
Mississippi Business
Finance Corporation,
Chevron U.S.A. Inc.
Project, Series 2009A
Chevron Corp
0.010%, 09/01/2021 Ø	380	380

FIRST AMERICAN FUNDS 2021 ANNUAL REPORT	33

Schedule of Investments	August 31, 2021, all dollars rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Mississippi Business
Finance Corporation,
Chevron U.S.A. Inc.
Project, Series 2009B
Chevron Corp
0.010%, 09/01/2021 Ø	$790	$790
Mississippi Business
Finance Corporation,
Chevron U.S.A. Inc.
Project, Series 2009C
Chevron Corp
0.010%, 09/01/2021 Ø	850	850
Mississippi Business
Finance Corporation,
Chevron U.S.A. Inc.
Project, Series 2009F
Chevron Corp
0.010%, 09/01/2021 Ø	850	850
Mississippi Business
Finance Corporation,
Chevron U.S.A. Inc.
Project, Series 2010H
Chevron Corp
0.010%, 09/01/2021 Ø	1,995	1,995
Mississippi Business
Finance Corporation,
Chevron U.S.A. Inc.
Project, Series 2010K
Chevron Corp
0.010%, 09/01/2021 Ø	145	145
Mississippi Business
Finance Corporation,
Chevron U.S.A. Inc.
Project, Series 2010L
Chevron Corp
0.010%, 09/01/2021 Ø	455	455
Mississippi Business
Finance Corporation,
Chevron U.S.A. Inc.
Project, Series 2011A
Chevron Corp
0.010%, 09/01/2021 Ø	5,420	5,420
Mississippi Business
Finance Corporation,
Chevron U.S.A. Inc.
Project, Series 2011B
Chevron Corp
0.010%, 09/01/2021 Ø	600	600
Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Mississippi Business
Finance Corporation,
Chevron U.S.A. Inc. |
Project, Series 2011G
Chevron Corp
0.010%, 09/01/2021 Ø	$260	$260
		12,045
Nevada – 3.8%
Clark County, Nevada,
Airport System Subordinate
Lien Revenue Bonds,
Series 2008D-1 (LOC:
Sumitomo Mitsui Bank)
0.020%, 09/07/2021 Ø	16,155	16,155
Clark County, Nevada,
Airport System Subordinate
Lien Revenue Bonds,
Series 2008D-3 (LOC:
Bank of America)
0.020%, 09/07/2021 Ø	1,390	1,390
		17,545
Tennessee – 0.6%
The Public Building Authority
of Sevier County, Tennessee,
Revenue Program B,
Series 2010V-C-1 (LOC:
Smartbank) (GTD: FHLB)
0.040%, 09/07/2021 Ø	2,750	2,750
Texas – 9.3%
City of Houston, Texas,
Combined Utility System,
Series 2004B-6 (LOC:
Sumitomo Mitsui Bank)
0.020%, 09/07/2021 Ø	17,165	17,165
Gulf Coast Industrial
Development Authority,
ExxonMobil Project,
Series 2012
(GTD: Exxon Mobil Corp)
0.010%, 09/01/2021 Ø	1,200	1,200
Lower Neches Valley
Authority, ExxonMobil
Project, Series 2001A
(GTD: Exxon Mobil Corp)
0.010%, 09/01/2021 Ø	2,150	2,150

The accompanying notes are an integral part of the financial statements.

34	FIRST AMERICAN FUNDS 2021 ANNUAL REPORT

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Lower Neches Valley
Authority, ExxonMobil
Project, Series 2010
(GTD: Exxon Mobil Corp)
0.010%, 09/01/2021 Ø	$3,900	$3,900
Lower Neches Valley
Authority, ExxonMobil
Project, Series 2011
(GTD: Exxon Mobil Corp)
0.010%, 09/01/2021 Ø	1,900	1,900
Lower Neches Valley
Authority, ExxonMobil
Project, Series 2012
(GTD: Exxon Mobil Corp)
0.010%, 09/01/2021 Ø	2,070	2,070
Tarrant County Cultural
Education Facilities
Finance Corporation,
Methodist Hospitals
of Dallas Project,
Series 2008A
(LOC: TD Bank)
0.010%, 09/01/2021 Ø	14,000	14,000
		42,385
Vermont – 1.6%
Vermont Educational and
Health Buildings Financing
Agency, Fletcher Allen
Health Care Project,
Series 2004B
(LOC: TD Bank)
0.020%, 09/07/2021 Ø	7,150	7,150
Virginia – 6.4%
Industrial Development
Authority of Loudoun
County, Virginia, Howard
Hughes Medical Institute
Issue, Series 2003E
0.010%, 09/07/2021 Ø	17,415	17,415
Industrial Development
Authority of Loudoun
County, Virginia, Howard
Hughes Medical Institute
Issue, Series 2003F
0.010%, 09/07/2021 Ø	4,555	4,555
Portsmouth Redevelopment
& Housing Authority,
Phoebus Square Apartments,
Series 2008 (LOC: Bank
of America) (GTD: FHLMC)
0.030%, 09/07/2021 Ø	7,200	7,200
		29,170
Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Washington – 6.1%
Port of Tacoma, Subordinate
Lien Revenue Bonds,
Series 2008B (LOC:
Bank of America)
0.020%, 09/07/2021 Ø	$20,000	$20,000
Washington State Housing
Finance Commission, Living
Care Centers Project,
Series 2000 (LOC:
Wells Fargo Bank)
0.020%, 09/07/2021 Ø	4,430	4,430
Washington State Housing
Finance Commission, The
Overlake School Project,
Series 2003 (LOC:
Wells Fargo Bank)
0.030%, 09/07/2021 Ø	3,420	3,420
		27,850
Total Variable Rate
Demand Notes
(Cost $339,510)		339,510

Non-Financial
Company Commercial
Paper – 18.4%
California Educational Facilities
Authority, Stanford
University, Series S-3
0.120%, 05/12/2022	19,500	19,500
Montgomery County,
Maryland
0.070%, 09/23/2021	10,500	10,500
Texas Technical University
0.050%, 10/05/2021	3,858	3,858
University of Michigan
0.080%, 10/05/2021	18,000	18,000
University of Minnesota
0.080%, 10/07/2021	11,977	11,977
University of Texas System
0.080%, 10/05/2021	10,000	10,000
0.080%, 12/08/2021	10,000	10,000
Total Non-Financial
Company Commercial Paper
(Cost $83,835)		83,835

FIRST AMERICAN FUNDS 2021 ANNUAL REPORT	35

Schedule of Investments	August 31, 2021, all dollars rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund (concl.)
DESCRIPTION	PAR	VALUE ✇
Other Municipal
Securities – 4.6%
Bergen County, New Jersey,
Bond Anticipation Notes
2.000%, 11/10/2021	$7,000	$7,023
County Square Redevelopment
Corporation, Greenville County,
South Carolina Project,
Series 2021
2.000%, 03/03/2022	4,000	4,037
Madison Metropolitan School
District, Dane County,
Wisconsin, Series 2020
2.000%, 09/02/2021	10,000	10,000
Total Other Municipal Securities
(Cost $21,060)		21,060
Total Investments ▲ – 97.2%
(Cost $444,405)		444,405
Other Assets and Liabilities,
Net – 2.8%		12,977
Total Net Assets – 100.0%		$457,382

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

#	Adjustable Rate Security – The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).

Ø	The maturity date shown represents the next put date.

▲	On August 31, 2021, the cost of investments for federal income tax purposes was $444,405. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Investment Abbreviations:
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Association
GTD	–	Guaranteed
LOC	–	Letter of Credit

The accompanying notes are an integral part of the financial statements.

36	FIRST AMERICAN FUNDS 2021 ANNUAL REPORT

Treasury Obligations Fund
DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Debt – 41.8%
U.S. Treasury Bills ⊙
0.060%, 09/02/2021	$375,000	$374,999
0.046%, 09/09/2021	515,000	514,995
0.049%, 09/16/2021	650,000	649,987
0.036%, 09/23/2021	400,000	399,991
0.044%, 09/30/2021	620,000	619,978
0.043%, 10/07/2021	600,000	599,974
0.043%, 10/21/2021	100,000	99,994
0.108%, 12/02/2021	150,000	149,959
0.039%, 12/09/2021	250,000	249,974
0.042%, 12/16/2021	485,000	484,941
0.061%, 12/23/2021	65,000	64,988
0.104%, 12/30/2021	100,000	99,966
0.052%, 01/06/2022	150,000	149,973
0.053%, 01/13/2022	300,000	299,942
0.053%, 01/27/2022	535,000	534,884
0.053%, 02/10/2022	100,000	99,976
U.S. Treasury Notes
2.750%, 09/15/2021	50,000	50,050
1.500%, 09/30/2021	135,000	135,147
2.125%, 09/30/2021	110,000	110,174
2.875%, 10/15/2021	25,000	25,082
0.345% (3 Month U.S.
Treasury Money Market
Yield + 0.300%),
10/31/2021 ∆	375,000	375,047
1.500%, 11/30/2021	305,000	306,034
1.875%, 11/30/2021	250,000	251,083
1.625%, 12/31/2021	300,000	301,541
2.000%, 12/31/2021	225,000	226,405
0.199% (3 Month U.S.
Treasury Money Market
Yield + 0.154%),
01/31/2022 ∆	525,000	525,095
1.875%, 01/31/2022	50,000	50,370
1.750%, 02/28/2022	75,000	75,631
0.159% (3 Month U.S.
Treasury Money Market
Yield + 0.114%),
04/30/2022 ∆	690,000	690,202
0.100% (3 Month U.S.
Treasury Money Market
Yield + 0.055%),
07/31/2022 ∆	640,000	639,997
0.125%, 08/31/2022	40,000	40,018
0.100% (3 Month U.S.
Treasury Money Market
Yield + 0.055%),
10/31/2022 ∆	765,000	765,026
0.094% (3 Month U.S.
Treasury Money Market
Yield + 0.049%),
01/31/2023 ∆	850,000	850,149
Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
0.079% (3 Month U.S.
Treasury Money Market
Yield + 0.034%),
04/30/2023 ∆	$350,000	$350,030
0.074% (3 Month U.S.
Treasury Money Market
Yield + 0.029%),
07/31/2023 ∆	450,000	450,017
Total U.S. Treasury Debt
(Cost $11,611,619)		11,611,619
U.S. Treasury
Repurchase
Agreements – 58.2%
Bank of America Securities Inc.
0.050%, dated 08/31/2021,
matures 09/01/2021,
repurchase price $100,000
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000
Bank of Nova Scotia
0.050%, dated 08/31/2021,
matures 09/01/2021,
repurchase price $428,321
(collateralized by U.S.
Treasury obligations:
Total market value
$436,887)	428,321	428,321
Barclays Capital Inc.
0.050%, dated 08/06/2021,
matures 09/07/2021,
repurchase price $400,018
(collateralized by U.S.
Treasury obligations:
Total market value
$408,000)	400,000	400,000
BNP Paribas SA
0.050%, dated 08/31/2021,
matures 09/01/2021,
repurchase price $200,000
(collateralized by U.S.
Treasury obligations:
Total market value
$204,000)	200,000	200,000
0.050%, dated 08/31/2021,
matures 09/01/2021,
repurchase price $100,000
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000

FIRST AMERICAN FUNDS 2021 ANNUAL REPORT	37

Schedule of Investments	August 31, 2021, all dollars rounded to thousands (000 omitted)

Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
0.050%, dated 08/09/2021,
matures 09/07/2021,
repurchase price $300,013
(collateralized by U.S.
Treasury obligations:
Total market value
$306,000) Ø	$300,000	$300,000
0.050%, dated 08/20/2021,
matures 09/07/2021,
repurchase price $200,009
(collateralized by U.S.
Treasury obligations:
Total market value
$204,000) Ø	200,000	200,000
0.070%, dated 06/17/2021,
matures 09/07/2021,
repurchase price $225,067
(collateralized by U.S.
Treasury obligations:
Total market value
$229,500) Ø	225,000	225,000
0.050%, dated 06/16/2021,
matures 09/07/2021,
repurchase price $365,093
(collateralized by U.S.
Treasury obligations:
Total market value
$372,300) Ø	365,000	365,000
0.007%, dated 07/22/2021,
matures 09/07/2021,
repurchase price $150,005
(collateralized by U.S.
Treasury obligations:
Total market value
$153,000) Ø	150,000	150,000
Canadian Imperial Bank
of Commerce
0.050%, dated 08/09/2021,
matures 09/07/2021,
repurchase price $150,006
(collateralized by U.S.
Treasury obligations:
Total market value
$153,005) Ø	150,000	150,000
0.050%, dated 07/29/2021,
matures 09/07/2021,
repurchase price $225,028
(collateralized by U.S.
Treasury obligations:
Total market value
$229,511) Ø	225,000	225,000
Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
0.055%, dated 07/29/2021,
matures 09/07/2021,
repurchase price $225,062
(collateralized by U.S.
Treasury obligations:
Total market value
$229,512) Ø	$225,000	$225,000
0.055%, dated 08/16/2021,
matures 09/07/2021,
repurchase price $125,035
(collateralized by U.S.
Treasury obligations:
Total market value
$127,503) Ø	125,000	125,000
Credit Agricole Corporate
& Investment Bank
0.050%, dated 08/31/2021,
matures 09/01/2021,
repurchase price $874,869
(collateralized by U.S.
Treasury obligations:
Total market value
$892,366)	874,868	874,868
0.050%, dated 08/06/2021,
matures 09/07/2021,
repurchase price $300,013
(collateralized by U.S.
Treasury obligations:
Total market value
$306,000)	300,000	300,000
Federal Reserve Bank
of New York
0.050%, dated 08/31/2021,
matures 09/01/2021,
repurchase price $5,650,008
(collateralized by U.S.
Treasury obligations:
Total market value
$5,650,008)	5,650,000	5,650,000
Fixed Income Clearing Corp
0.030%, dated 08/31/2021,
matures 09/01/2021,
repurchase price $100,000
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000
0.050%, dated 08/31/2021,
matures 09/01/2021,
repurchase price $100,001
(collateralized by U.S.
Treasury obligations:
Total market value
$102,001)	100,001	100,001

The accompanying notes are an integral part of the financial statements.

38	FIRST AMERICAN FUNDS 2021 ANNUAL REPORT

Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
0.050%, dated 08/31/2021,
matures 09/01/2021,
repurchase price $2,500,003
(collateralized by U.S.
Treasury obligations:
Total market value
$2,550,000)	$2,500,000	$2,500,000
0.050%, dated 08/31/2021,
matures 09/01/2021,
repurchase price $100,000
(collateralized by U.S.
Treasury obligations:
Total market value
$102,007)	100,000	100,000
0.055%, dated 08/31/2021,
matures 09/01/2021,
repurchase price $100,000
(collateralized by U.S.
Treasury obligations:
Total market value
$102,043)	100,000	100,000
HSBC Securities (USA) Inc.
0.045%, dated 08/31/2021,
matures 09/01/2021,
repurchase price $100,000
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000
ING Financial Markets LLC
0.050%, dated 08/31/2021,
matures 09/01/2021,
repurchase price $100,000
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000
0.050%, dated 08/31/2021,
matures 09/01/2021,
repurchase price $300,008
(collateralized by U.S.
Treasury obligations:
Total market value
$306,130)	300,008	300,008
0.005%, dated 08/26/2021,
matures 09/02/2021,
repurchase price $50,000
(collateralized by U.S.
Treasury obligations:
Total market value
$51,000)	50,000	50,000
Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
0.050%, dated 08/27/2021,
matures 09/03/2021,
repurchase price $150,001
(collateralized by U.S.
Treasury obligations:
Total market value
$153,000)	$150,000	$150,000
0.050%, dated 08/30/2021,
matures 09/06/2021,
repurchase price $100,001
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000
JP Morgan Securities, LLC
0.050%, dated 08/31/2021,
matures 09/07/2021,
repurchase price $500,005
(collateralized by U.S.
Treasury obligations:
Total market value
$510,021)	500,000	500,000
0.060% (SOFR + 0.010%),
dated 08/31/2021,
matures 09/30/2021,
repurchase price $75,004
(collateralized by U.S.
Treasury obligations:
Total market value
$76,504) ∆ ∞	75,000	75,000
MUFG Securities Canada Ltd.
0.050%, dated 08/31/2021,
matures 09/01/2021,
repurchase price $100,000
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000
0.005%, dated 08/30/2021,
matures 09/06/2021,
repurchase price $100,000
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000
0.005%, dated 08/31/2021,
matures 09/07/2021,
repurchase price $100,000
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000

FIRST AMERICAN FUNDS 2021 ANNUAL REPORT	39

Schedule of Investments	August 31, 2021, all dollars rounded to thousands (000 omitted)

Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
RBC Dominion Securities Inc.
0.050%, dated 08/31/2021,
matures 09/01/2021,
repurchase price $200,000
(collateralized by U.S.
Treasury obligations:
Total market value
$204,000)	$200,000	$200,000
0.050%, dated 08/09/2021,
matures 09/07/2021,
repurchase price $300,013
(collateralized by U.S.
Treasury obligations:
Total market value
$306,000) Ø	300,000	300,000
0.050%, dated 08/16/2021,
matures 09/07/2021,
repurchase price $100,004
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000) Ø	100,000	100,000
0.040%, dated 03/31/2021,
matures 09/07/2021,
repurchase price $150,031
(collateralized by U.S.
Treasury obligations:
Total market value
$153,000) Ø	150,000	150,000
0.050%, dated 08/24/2021,
matures 09/07/2021,
repurchase price $150,022
(collateralized by U.S.
Treasury obligations:
Total market value
$153,000) Ø	150,000	150,000
Royal Bank of Canada/NY
0.040%, dated 03/24/2021,
matures 09/07/2021,
repurchase price $400,080
(collateralized by U.S.
Treasury obligations:
Total market value
$408,000) Ø	400,000	400,000
Societe Generale SA
0.050%, dated 08/31/2021,
matures 09/01/2021,
repurchase price $150,000
(collateralized by U.S.
Treasury obligations:
Total market value
$153,000)	150,000	150,000
Treasury Obligations Fund (concl.)
DESCRIPTION	PAR	VALUE ✇
0.050%, dated 08/31/2021,
matures 09/07/2021,
repurchase price $100,000
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	$100,000	$100,000
Total U.S. Treasury
Repurchase Agreements
(Cost $16,143,198)		16,143,198
Total Investments ▲ – 100.0%
(Cost $27,754,817)		27,754,817
Other Assets and Liabilities,
Net – 0.0%		6,282
Total Net Assets – 100.0%		$27,761,099

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

¤	Rate shown is the annualized yield as of August 31, 2021.

∆	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2021.

Ø	The maturity date shown represents the next put date.

∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2021, the value of these investments was $75,000 or 0.3% of total net assets. See note 2 in Notes to Financial Statements.

▲	On August 31, 2020, the cost of investments for federal income tax purposes was $27,754,817. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Investment Abbreviations:

SOFR	–	Secured Overnight Financing Rate

The accompanying notes are an integral part of the financial statements.

40	FIRST AMERICAN FUNDS 2021 ANNUAL REPORT

U.S. Treasury Money Market Fund
DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Debt – 101.2%
U.S. Treasury Bills ¤
0.033%, 09/02/2021	$170,949	$170,949
0.045%, 09/07/2021	106,529	106,528
0.034%, 09/09/2021	120,049	120,048
0.035%, 09/14/2021	84,061	84,060
0.035%, 09/16/2021	152,454	152,452
0.042%, 09/21/2021	113,096	113,093
0.043%, 09/23/2021	246,331	246,325
0.042%, 09/28/2021	177,291	177,285
0.041%, 09/30/2021	125,000	124,996
0.043%, 10/05/2021	275,800	275,789
0.047%, 10/07/2021	190,000	189,991
0.039%, 10/12/2021	140,172	140,166
0.049%, 10/14/2021	204,217	204,205
0.045%, 10/19/2021	100,000	99,994
0.049%, 10/21/2021	175,000	174,988
0.047%, 10/28/2021	171,657	171,644
0.049%, 11/04/2021	50,000	49,996
0.048%, 11/30/2021	50,000	49,994
0.045%, 12/14/2021	225,000	224,971
0.042%, 12/16/2021	28,373	28,370
0.045%, 12/21/2021	262,027	261,992
0.032%, 12/28/2021	175,000	174,975
0.099%, 12/30/2021	10,000	9,997
0.052%, 01/13/2022	25,000	24,995
0.051%, 02/03/2022	50,000	49,989
U.S. Treasury Notes
0.345% (3 Month U.S.
Treasury Money Market
Yield + 0.300%),
10/31/2021 ∆	90,000	90,014
1.750%, 11/30/2021	5,000	5,020
1.875%, 11/30/2021	5,000	5,022
1.625%, 12/31/2021	25,000	25,129
0.199% (3 Month U.S.
Treasury Money Market
Yield + 0.154%),
01/31/2022 ∆	80,426	80,454
1.750%, 02/28/2022	25,000	25,210
0.159% (3 Month U.S.
Treasury Money Market
Yield + 0.114%),
04/30/2022 ∆	123,347	123,382
0.100% (3 Month U.S.
Treasury Money Market
Yield + 0.055%),
07/31/2022 ∆	85,383	85,388
0.100% (3 Month U.S.
Treasury Money Market
Yield + 0.055%),
10/31/2022 ∆	63,906	63,910
U.S. Treasury Money Market Fund (concl.)
DESCRIPTION	PAR	VALUE ✇
0.094% (3 Month U.S.
Treasury Money Market
Yield + 0.049%),
01/31/2023 ∆	$71,810	$71,828
0.079% (3 Month U.S.
Treasury Money Market
Yield + 0.034%),
04/30/2023 ∆	80,194	80,200
0.074% (3 Month U.S.
Treasury Money Market
Yield + 0.029%),
07/31/2023 ∆	29,371	29,373

Total U.S. Treasury Debt
(Cost $4,112,722)		4,112,722

Total Investments ▲ – 101.2%
(Cost $4,112,722)		4,112,722

Other Assets and Liabilities,
Net – (1.2)%		(49,914)

Total Net Assets – 100.0%		$4,062,808

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

¤	Rate shown is annualized yield as of August 31, 2021.

∆	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2021.

▲	On August 31, 2021, the cost of investments for federal income tax purposes was $4,112,722. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FIRST AMERICAN FUNDS 2021 ANNUAL REPORT	41

Statements of Assets and Liabilities	August 31, 2021, all dollars are rounded to thousands (000 omitted), except per share data

	Government Obligations Fund	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Investments in securities, at cost	$35,561,693	$844,367	$1,313,472	$444,405	$11,611,619	$4,112,722
Repurchase agreements, at cost	53,987,554	579,306	895,960	—	16,143,198	—
ASSETS:
Investments, in securities, at value	$35,561,693	$844,378	$1,313,472	$444,405	$11,611,619	$4,112,722
Repurchase agreements, at value	53,987,554	579,306	895,960	—	16,143,198	—
Cash	1	—	1	12,573	1	—
Receivable for interest	14,284	73	63	361	7,692	209
Receivable for capital shares sold	14	—	1	—	—	—
Receivable from adviser	—	—	—	3	—	—
Prepaid directors’ retainer	46	7	5	8	23	9
Prepaid expenses and other assets	332	39	156	60	151	42
Total assets	89,563,924	1,423,803	2,209,658	457,410	27,762,684	4,112,982
LIABILITIES:
Dividends payable	1,502	43	12	2	235	14
Payable for investments purchased	60,000	—	—	—	—	49,993
Payable to affiliates (note 3)	3,518	88	251	—	1,281	137
Payable for capital shares redeemed	1	—	95	—	—	—
Accrued expenses and other liabilities	130	26	28	26	69	30
Total liabilities	65,151	157	386	28	1,585	50,174
Net assets	$89,498,773	$1,423,646	$2,209,272	$457,382	$27,761,099	$4,062,808
COMPOSITION OF NET ASSETS:
Portfolio capital	$89,498,395	$1,423,635	$2,209,266	$457,392	$27,761,096	$4,062,753
Total distributable earnings (losses)	378	11	6	(10)	3	55
Net assets	$89,498,773	$1,423,646	$2,209,272	$457,382	$27,761,099	$4,062,808

42	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

	Government Obligations Fund	Institutional Prime Obligations Fund*	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Class A:
Net assets	$298,968	$—	$358,250	$41,394	$200,750	$55,228
Shares issued and outstanding
($0.01 par value – 5 billion authorized per fund**)	298,965	—	358,249	$41,393	200,754	55,218
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$1.00	$1.00	$1.00

Class D:
Net assets	$4,533,829	$—	$—	$—	$1,968,085	$89,199
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	4,533,793	—	—	—	1,968,100	89,194
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$1.00

Class P:
Net assets	$1,085,102	$—	$—	$—	$2,511,825	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	1,085,095	—	—	—	2,511,821	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$—

Class T:
Net assets	$1,260,703	$64,888	$1,380,925	$331,979	$402,360	$110,639
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund***)	1,260,701	64,886	1,380,922	331,979	402,359	110,645
Net asset value, offering price and redemption price per share	$1.00	$1.0000	$1.00	$1.00	$1.00	$1.00

Class U:
Net assets	$6,394,891	$—	$—	$—	$—	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized)	6,394,851	—	$—	—	—	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2021 ANNUAL REPORT	43

Statements of Assets and Liabilities	August 31, 2021, all dollars are rounded to thousands (000 omitted), except per share data

	Government Obligations Fund	Institutional Prime Obligations Fund*	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Class V:
Net assets	$2,137,992	$45,873	$20,320	$34,332	$636,668	$130,210
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	2,137,968	45,870	20,320	34,332	636,673	130,200
Net asset value, offering price and redemption price per share	$1.00	$1.0001	$1.00	$1.00	$1.00	$1.00

Class X:
Net assets	$28,176,617	$—	$22,506	$—	$6,677,792	$—
Shares issued and outstanding
($0.01 par value - 20 billion authorized per fund)	28,176,478	—	22,506	—	6,677,788	—
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$—	$1.00	$—

Class Y:
Net assets	$9,032,404	$220,389	$6,005	$14,691	$2,823,404	$710,358
Shares issued and outstanding
($0.01 par value - 20 billion authorized per fund)	9,032,291	220,371	6,004	14,684	2,823,433	710,276
Net asset value, offering price and redemption price per share	$1.00	$1.0001	$1.00	$1.00	$1.00	$1.00

Class Z:
Net assets	$36,578,267	$1,092,496	$421,266	$34,986	$12,540,215	$2,967,174
Shares issued and outstanding
($0.01 par value - 20 billion authorized per fund)	36,578,008	1,092,508	421,265	34,983	12,540,258	2,967,134
Net asset value, offering price and redemption price per share	$1.00	$1.0000	$1.00	$1.00	$1.00	$1.00

*	The fund is required to round its current net asset value per share to a minimum of the fourth decimal place.

**	20 billion shares were authorized for Class A of Retail Prime Obligations Fund and U.S. Treasury Money Market Fund.

***	5 billion shares were authorized for Class T of Institutional Prime Obligations Fund.

The accompanying notes are an integral part of the financial statements.

44	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

Statements of Operations	For the year ended August 31, 2021, all dollars are rounded to thousands (000 omitted)

	Government Obligations Fund	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Interest income	$80,236	$1,894	$4,558	$672	$28,764	$3,148
Total investment income	80,236	1,894	4,558	672	28,764	3,148
EXPENSES (note 1 and note 3):
Investment advisory fees	84,470	1,125	2,401	502	29,398	3,530
Administration fees and expenses	94,785	1,310	2,898	611	33,061	3,993
Transfer agent fees and expenses	671	45	51	41	274	70
Custodian fees	3,209	43	92	19	1,121	134
Legal fees	121	27	29	30	62	34
Audit fees	144	28	30	30	80	36
Registration fees	2,544	53	175	91	1,328	238
Postage and printing fees	131	2	28	3	45	5
Directors’ fees	506	106	116	102	247	116
Other expenses	606	125	83	64	275	126
Distribution and shareholder servicing (12b-1) fees:
Class A	714	—	934	145	457	114
Class D	5,350	—	—	—	2,599	116
Shareholder servicing (non 12b-1) fees:
Class A	714	—	934	145	457	114
Class D	8,917	—	—	—	4,332	192
Class T	2,248	142	2,361	619	741	143
Class V	2,101	37	27	20	779	153
ClassY	23,568	618	639	195	6,718	1,735
Total expenses	230,799	3,661	10,798	2,617	81,974	10,849
Less: Fee waivers (note 3)	(173,076)	(2,216)	(6,445)	(1,975)	(59,764)	(7,851)
Total net expenses	57,723	1,445	4,353	642	22,210	2,998
Investment income – net	22,513	449	205	30	6,554	150
Net gain on investments	292	1	4	—	80	22
Net change in unrealized appreciation (depreciation) on investments	—	(206)	—	—	—	—
Net increase in net assets resulting from operations	$22,805	$244	$209	$30	$6,634	$172

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2021 ANNUAL REPORT	45

Statements of Changes in Net Assets	All dollars are rounded to thousands (000 omitted)

Government Obligations Fund			Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	8/31/2021	8/31/2020	8/31/2021	8/31/2020	8/31/2021	8/31/2020
OPERATIONS:
Investment income – net	$22,513	$434,064	$449	$12,957	$205	$23,632
Net realized gain on investments	292	203	1	3	4	2
Net change in unrealized appreciation (depreciation) on investments	—	—	(206)	210	—	—
Net increase in net assets resulting from operations	22,805	434,267	244	13,170	209	23,634
DISTRIBUTIONS TO SHAREHOLDERS FROM (note 1):
Class A	(17)	(1,375)	—	—	(22)	(3,800)
Class D	(218)	(21,083)	—	—	—	—
Class P	(782)	(9,672)	—	—	—	—
Class T	(69)	—	(4)	(701)	(71)	—
Class U	(1,986)	(26,147)	—	—	—	—
Class V	(128)	(19,868)	(2)	(348)	(2)	(518)
Class X	(10,162)	(88,542)	—	—	(14)	(1,075)
Class Y	(577)	(74,481)	(15)	(2,979)	(15)	(11,913)
Class Z	(8,668)	(193,268)	(428)	(8,932)	(81)	(6,326)
Total distributions	(22,607)	(434,436)	(449)	(12,960)	(205)	(23,632)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (note 1):[1]
Class A:
Proceeds from sales	834,676	671,021	—	—	171,730	370,212
Reinvestment of distributions	3	451	—	—	17	3,732
Payments for redemptions	(807,534)	(638,179)	—	—	(280,785)	(413,749)
Increase (decrease) in net assets from Class A transactions	27,145	33,293	—	—	(109,038)	(39,805)
Class D:
Proceeds from sales	7,990,995	7,342,786	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(6,930,505)	(7,425,109)	—	—	—	—
Increase (decrease) in net assets from Class D transactions	1,060,490	(82,323)	—	—	—	—
Class P:
Proceeds from sales	16,313,129	6,500,764	—	—	—	—
Reinvestment of distributions	166	106	—	—	—	—
Payments for redemptions	(16,123,221)	(7,691,544)	—	—	—	—
Increase (decrease) in net assets from Class P transactions	190,074	(1,190,674)	—	—	—	—

46	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

	Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	8/31/2021	8/31/2020	8/31/2021	8/31/2020	8/31/2021	8/31/2020
Class T: Proceeds from sales	2,965,775	—	289,436	251,676	2,662,050	—
Reinvestment of distributions	—	—	—	6	—	—
Payments for redemptions	(1,705,074)	—	(288,702)	(269,952)	(1,281,135)	—
Increase (decrease) in net assets from Class T transactions	1,260,701	—	734	(18,270)	1,380,915	—
Class U: Proceeds from sales	34,404,817	25,678,146	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(32,911,213)	(24,317,314)	—	—	—	—
Increase in net assets from Class U transactions	1,493,604	1,360,832	—	—	—	—
Class V: Proceeds from sales	8,122,385	16,209,430	85,889	98,331	42,386	58,677
Reinvestment of distributions	4	925	—	6	—	—
Payments for redemptions	(8,020,569)	(16,488,623)	(67,568)	(176,425)	(51,515)	(75,038)
Increase (decrease) in net assets from Class V transactions	101,820	(278,268)	18,321	(78,088)	(9,129)	(16,361)
Class X: Proceeds from sales	218,079,268	83,695,632	—	—	33,730	76,460
Reinvestment of distributions	3,506	22,634	—	—	5	43
Payments for redemptions	(208,896,211)	(74,596,561)	—	—	(42,821)	(257,782)
Increase (decrease) in net assets from Class X transactions	9,186,563	9,121,705	—	—	(9,086)	(181,279)
Class Y: Proceeds from sales	26,698,635	30,119,343	907,602	1,042,694	207,413	1,436,170
Reinvestment of distributions	44	7,383	—	21	—	—
Payments for redemptions	(27,803,695)	(29,950,995)	(1,004,466)	(1,062,557)	(1,643,879)	(1,343,940)
Increase (decrease) in net assets from Class Y transactions	(1,105,016)	175,731	(96,864)	(19,842)	(1,436,466)	92,230
Class Z: Proceeds from sales	280,253,863	236,624,754	3,871,396	4,882,614	994,246	1,051,330
Reinvestment of distributions	749	19,455	19	229	25	1,173
Payments for redemptions	(271,863,452)	(226,792,847)	(3,437,867)	(4,970,214)	(1,146,247)	(1,053,814)
Increase (decrease) in net assets from Class Z transactions	8,391,160	9,851,362	433,548	(87,371)	(151,976)	(1,311)
Increase (decrease) in net assets from capital share transactions	20,606,541	18,991,658	355,739	(203,571)	(334,780)	(146,526)
Total increase (decrease) in net assets	20,606,739	18,991,489	355,534	(203,361)	(334,776)	(146,524)
Net assets at beginning of year	68,892,034	49,900,545	1,068,112	1,271,473	2,544,048	2,690,572
Net assets at end of year	$89,498,773	$68,892,034	$1,423,646	$1,068,112	$2,209,272	$2,544,048

1 For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2021 ANNUAL REPORT	47

Statements of Changes in Net Assets	All dollars are rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund			Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	8/31/2021	8/31/2020	8/31/2021	8/31/2020	8/31/2021	8/31/2020
OPERATIONS:
Investment income – net	$30	$2,770	$6,554	$126,869	$150	$17,826
Net realized gain (loss) on investments	—	(1)	80	(79)	22	262
Net increase in net assets resulting from operations	30	2,769	6,634	126,790	172	18,088
DISTRIBUTIONS TO SHAREHOLDERS FROM (note 1):
Class A	(3)	(125)	(11)	(1,407)	(3)	(203)
Class D	—	—	(104)	(8,591)	(7)	(261)
Class P	—	—	(561)	(5,170)	—	—
Class T	(19)	—	(22)	—	(6)	—
Class V	(1)	(79)	(47)	(4,740)	(10)	(1,007)
Class X	—	—	(2,851)	(30,493)	—	—
Class Y	(5)	(2,115)	(161)	(18,394)	(40)	(4,096)
Class Z	(2)	(451)	(2,797)	(58,091)	(319)	(12,290)
Total distributions	(30)	(2,770)	(6,554)	(126,886)	(385)	(17,857)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (note 1):[1]
Class A:
Proceeds from sales	44,040	79,865	382,982	573,682	106,809	1,419,966
Reinvestment of distributions	—	10	1	181	—	46
Payments for redemptions	(65,908)	(47,694)	(357,806)	(644,301)	(88,822)	(1,428,432)
Increase (decrease) in net assets from Class A transactions	(21,868)	32,181	25,177	(70,438)	17,987	(8,420)
Class D:
Proceeds from sales	—	—	2,787,790	4,163,560	442,021	561,931
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	(2,848,514)	(3,502,419)	(416,944)	(530,155)
Increase (decrease) in net assets from Class D transactions	—	—	(60,724)	661,141	25,077	31,776
Class P:
Proceeds from sales	—	—	10,460,285	2,705,873	—	—
Reinvestment of distributions	—	—	414	116	—	—
Payments for redemptions	—	—	(8,043,424)	(3,532,553)	—	—
Increase (decrease) in net assets from Class P transactions	—	—	2,417,275	(826,564)	—	—

48	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

	Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	8/31/2021	8/31/2020	8/31/2021	8/31/2020	8/31/2021	8/31/2020
Class T: Proceeds from sales	802,550	—	979,411	—	177,873	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(470,571)	—	(577,052)	—	(67,228)	—
Increase in net assets from Class T transactions	331,979	—	402,359	—	110,645	—
Class V: Proceeds from sales	152,416	212,381	40,189,627	6,542,555	419,851	776,565
Reinvestment of distributions	—	—	—	73	2	322
Payments for redemptions	(131,190)	(200,057)	(40,210,434)	(6,361,911)	(383,699)	(789,091)
Increase (decrease) in net assets from Class V transactions	21,226	12,324	(20,807)	180,717	36,154	(12,204)
Class X: Proceeds from sales	—	—	62,962,099	42,151,927	—	—
Reinvestment of distributions	—	—	1,705	9,095	—	—
Payments for redemptions	—	—	(63,742,165)	(37,595,689)	—	—
Increase (decrease) in net assets from Class X transactions	—	—	(778,361)	4,565,333	—	—
Class Y: Proceeds from sales	137,521	624,967	12,356,961	17,351,521	2,366,707	3,602,710
Reinvestment of distributions	—	—	21	2,778	3	244
Payments for redemptions	(506,918)	(574,546)	(12,789,470)	(16,537,575)	(2,452,115)	(3,405,514)
Increase (decrease) in net assets from Class Y transactions	(369,397)	50,421	(432,488)	816,724	(85,405)	197,440
Class Z: Proceeds from sales	93,070	102,312	73,251,687	46,080,924	11,277,147	12,364,943
Reinvestment of distributions	—	1	888	18,606	9	332
Payments for redemptions	(87,630)	(122,413)	(72,966,948)	(40,491,007)	(10,409,003)	(11,047,603)
Increase (decrease) in net assets from Class Z transactions	5,440	(20,100)	285,627	5,608,523	868,153	1,317,672
Increase (decrease) in net assets from capital share transactions	(32,620)	74,826	1,838,058	10,935,436	972,611	1,526,264
Total increase (decrease) in net assets	(32,620)	74,825	1,838,138	10,935,340	972,398	1,526,495
Net assets at beginning of year	490,002	415,177	25,922,961	14,987,621	3,090,410	1,563,915
Net assets at end of year	$457,382	$490,002	$27,761,099	$25,922,961	$4,062,808	$3,090,410

1 For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2021 ANNUAL REPORT	49

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
Government Obligations Fund
Class A
2021	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.01%
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.55
2019	1.00	0.016		(0.016)	—	1.00	1.62
2018	1.00	0.008		(0.008)	—	1.00	0.76
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.08
Class D
2021	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.01%
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.64
2019	1.00	0.018		(0.018)	—	1.00	1.77
2018	1.00	0.009		(0.009)	—	1.00	0.91
2017	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.16
Class P
2021	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.03%
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.95
2019	1.00	0.022		(0.022)	—	1.00	2.23
2018[3]	1.00	0.011		(0.011)	—	1.00	1.08
Class T
2021[4]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.01%
Class U
2021	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.04%
2020	1.00	0.010		(0.010)	(0.000)[2]	1.00	0.98
2019	1.00	0.022		(0.022)	—	1.00	2.26
2018[5]	1.00	0.009		(0.009)	—	1.00	0.86
Class V
2021	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.01%
2020	1.00	0.008		(0.008)	(0.000)[2]	1.00	0.82
2019	1.00	0.021		(0.021)	—	1.00	2.07
2018	1.00	0.012		(0.012)	—	1.00	1.21
2017	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.41

50	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
Class X
2021	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.04%
2020	1.00	0.010		(0.010)	(0.000)[2]	1.00	0.96
2019	1.00	0.022		(0.022)	—	1.00	2.24
2018	1.00	0.014		(0.014)	—	1.00	1.37
2017	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.57
Class Y
2021	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.01%
2020	1.00	0.007		(0.007)	(0.000)[2]	1.00	0.73
2019	1.00	0.019		(0.019)	—	1.00	1.92
2018	1.00	0.011		(0.011)	—	1.00	1.06
2017	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.26
Class Z
2021	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.03%
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.92
2019	1.00	0.022		(0.022)	—	1.00	2.20
2018	1.00	0.013		(0.013)	—	1.00	1.33
2017	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.53

[1]	Total return would have been lower had certain expenses not been waived.
[2]	Rounds to zero.
[3]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.
[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.
[5]	Commenced operations on February 26, 2018. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2021 ANNUAL REPORT	51

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Government Obligations Fund
Class A
2021	$298,968	0.09%	0.01%	0.77%	(0.67)%
2020	271,822	0.55	0.56	0.77	0.34
2019	238,531	0.75	1.58	0.77	1.56
2018	354,127	0.75	0.76	0.77	0.74
2017	313,106	0.62	0.07	0.79	(0.10)
Class D
2021	$4,533,829	0.09%	0.01%	0.62%	(0.52)%
2020	3,473,331	0.46	0.63	0.63	0.46
2019	3,555,685	0.60	1.75	0.63	1.72
2018	4,106,912	0.60	0.92	0.64	0.88
2017	3,195,441	0.54	0.15	0.64	0.05
Class P
2021	$1,085,102	0.05%	0.03%	0.22%	(0.14)%
2020	895,022	0.15	1.19	0.23	1.11
2019	2,085,704	0.15	2.19	0.23	2.11
2018[3]	20	0.16	1.52	0.23	1.45
Class T
2021[4]	$1,260,703	0.08%	0.01%	0.42%	(0.33)%
Class U
2021	$6,394,891	0.06%	0.04%	0.22%	(0.12)%
2020	4,901,273	0.12	0.87	0.23	0.76
2019	3,540,435	0.12	2.28	0.23	2.17
2018[5]	125,744	0.12	1.72	0.24	1.60
Class V
2021	$2,137,992	0.09%	0.01%	0.32%	(0.22)%
2020	2,036,167	0.28	0.82	0.33	0.77
2019	2,314,446	0.30	2.06	0.33	2.03
2018	1,786,350	0.30	1.20	0.34	1.16
2017	1,995,445	0.30	0.41	0.34	0.37

52	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

Net Assets End of Period (000)		Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Class X
2021	$28,176,617	0.06%	0.04%	0.22%	(0.12)%
2020	18,989,990	0.14	0.77	0.23	0.68
2019	9,868,300	0.14	2.21	0.23	2.12
2018	5,859,028	0.14	1.39	0.24	1.29
2017	3,553,517	0.14	0.61	0.24	0.51
Class Y
2021	$9,032,404	0.09%	0.01%	0.47%	(0.37)%
2020	10,137,395	0.37	0.71	0.47	0.61
2019	9,961,713	0.45	1.91	0.48	1.88
2018	9,440,721	0.45	1.06	0.49	1.02
2017	8,694,560	0.44	0.28	0.49	0.23
Class Z
2021	$36,578,267	0.07%	0.03%	0.22%	(0.12)%
2020	28,187,034	0.18	0.80	0.23	0.75
2019	18,335,731	0.18	2.17	0.23	2.12
2018	14,681,577	0.18	1.32	0.24	1.26
2017	16,442,191	0.18	0.54	0.24	0.48
[3]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.

[4]	Commenced operations on September 18,2020. All ratios for the period have been annualized, except total return.

[5]	Commenced operations on February 26,2018. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2021 ANNUAL REPORT	53

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Realized and Unrealized (Losses) on Investments	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
Institutional Prime Obligations Fund*
Class T
2021	$1.0002	$0.0001	$(0.0001)	$(0.0002)	$ —	$1.0000	(0.01)%
2020	1.0000	0.0088	(0.0088)	0.0002	(0.0000)[2]	1.0002	0.89
2019	1.0001	0.0211	(0.0211)	(0.0001)	—	1.0000	2.12
2018	1.0000	0.0134	(0.0134)	0.0001	—	1.0001	1.36
2017	1.0000	0.0049	(0.0049)	0.00002	(0.0000)[2]	1.0000	0.51
Class V
2021	$1.0003	$0.0001	$(0.0001)	$(0.0002)	$ —	$1.0001	(0.01)%
2020	1.0000	0.0096	(0.0096)	0.0003	(0.0000)[2]	1.0003	1.00
2019	1.0001	0.0221	(0.0221)	(0.0001)	—	1.0000	2.23
2018	1.0000	0.0144	(0.0144)	0.0001	—	1.0001	1.46
2017	1.0000	0.0059	(0.0059)	0.00002	(0.0000)[2]	1.0000	0.60
Class Y
2021	$1.0003	$0.0001	$(0.0001)	$(0.0002)	$ —	$1.0001	(0.01)%
2020	1.0001	0.0084	(0.0084)	0.0002	(0.0000)[2]	1.0003	0.86
2019	1.0001	0.0206	(0.0206)	(0.0000)[2]	—	1.0001	2.08
2018	1.0000	0.0129	(0.0129)	0.0001	—	1.0001	1.30
2017	1.0000	0.0044	(0.0044)	0.00002	(0.0000)[2]	1.0000	0.46
Class Z
2021	$1.0002	$0.0006	$(0.0006)	$(0.0002)	$ —	$1.0000	0.04%
2020	1.0000	0.0111	(0.0111)	0.0002	(0.0000)[2]	1.0002	1.13
2019	1.0001	0.0238	(0.0238)	(0.0001)	—	1.0000	2.39
2018	1.0000	0.0159	(0.0159)	0.0001	—	1.0001	1.61
2017	1.0000	0.0069	(0.0069)	0.0000[2]	(0.0000)[2]	1.0000	0.70

* The fund is required to round its current net asset value per share to a minimum of the fourth decimal place.

1 Total return would have been lower had certain expenses not been waived.

2 Rounds to zero.

54	FIRST AMERICAN FUNDS 2021 ANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Institutional Prime Obligations Fund Class T
2021	$ 64,888	0.16%	0.01%	0.45%	(0.28)%
2020	64,166	0.38	0.91	0.46	0.83
2019	82,423	0.40	2.11	0.48	2.03
2018	77,695	0.40	1.36	0.50	1.26
2017	72,643	0.40	0.38	0.53	0.25
Class V
2021	$ 45,873	0.16%	0.01%	0.36%	(0.19)%
2020	27,559	0.30	0.98	0.36	0.92
2019	105,642	0.30	2.23	0.38	2.15
2018	148,228	0.30	1.51	0.40	1.41
2017	58,575	0.30	0.51	0.43	0.38
Class Y
2021	$ 220,389	0.17%	0.01%	0.51%	(0.33)%
2020	317,298	0.42	0.87	0.51	0.78
2019	337,078	0.45	2.06	0.53	1.98
2018	509,603	0.45	1.32	0.55	1.22
2017	333,617	0.45	0.41	0.59	0.27
Class Z
2021	$1,092,496	0.11%	0.05%	0.25%	(0.09)%
2020	659,089	0.15	1.12	0.26	1.01
2019	746,330	0.14	2.37	0.28	2.23
2018	562,601	0.15	1.67	0.30	1.52
2017	309,545	0.20	0.52	0.31	0.41

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2021 ANNUAL REPORT	55

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[1]
Retail Prime Obligations Fund
Class A
2021	$1.00	$0.0002	$(0.000)[2]	$1.00	0.01%
2020	1.00	0.008	(0.008)	1.00	0.75
2019	1.00	0.019	(0.019)	1.00	1.95
2018	1.00	0.010	(0.010)	1.00	1.03
2017	1.00	0.003	(0.003)	1.00	0.26
Class T
2021	$1.00	$0.000[2]	$(0.000)[2]	$1.00	0.01%
2020	1.00	0.009	(0.009)	1.00	0.91
2019	1.00	0.021	(0.021)	1.00	2.14
2018	1.00	0.014	(0.014)	1.00	1.39
2017	1.00	0.006	(0.006)	1.00	0.60
Class V
2021	$1.00	$0.0002	$(0.000)[2]	$1.00	0.01%
2020	1.00	0.010	(0.010)	1.00	1.00
2019	1.00	0.022	(0.022)	1.00	2.24
2018	1.00	0.015	(0.015)	1.00	1.49
2017	1.00	0.007	(0.007)	1.00	0.70
Class X
2021	$1.00	$0.001	$(0.001)	$1.00	0.05%
2020	1.00	0.012	(0.012)	1.00	1.15
2019	1.00	0.v024	(0.024)	1.00	2.40
2018	1.00	0.016	(0.016)	1.00	1.65
2017[3]	1.00	0.008	(0.008)	1.00	0.85
Class Y
2021	$1.00	$0.0002	$(0.000)[2]	$1.00	0.01%
2020	1.00	0.009	(0.009)	1.00	0.87
2019	1.00	0.021	(0.021)	1.00	2.09
2018	1.00	0.013	(0.013)	1.00	1.34
2017	1.00	0.006	(0.006)	1.00	0.55
Class Z
2021	$1.00	$0.0002	$(0.000)[2]	$1.00	0.01%
2020	1.00	0.011	(0.011)	1.00	1.09
2019	1.00	0.023	(0.023)	1.00	2.34
2018	1.00	0.016	(0.016)	1.00	1.59
2017	1.00	0.008	(0.008)	1.00	0.80
[1]	Total return would have been lower had certain expenses not been waived.
[2]	Rounds to zero.
[3]	Commenced operations on September 8, 2016. All ratios for the period have been annualized, except total return.

56	FIRST AMERICAN FUNDS 2021 ANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Prime Obligations Fund Class A
2021	$ 358,250	0.19%	0.01%	0.79%	(0.59)%
2020	467,288	0.54	0.75	0.79	0.50
2019	507,092	0.61	1.85	0.80	1.66
2018	1,151,807	0.75	1.03	0.80	0.98
2017	1,142,089	0.74	0.27	0.82	0.19
Class T
2021	$1,380,925	0.17%	0.01%	0.44%	(0.26)%
2020	7	0.39	0.91	0.40	0.90
2019	7	0.40	1.96	0.45	1.91
2018	984	0.40	1.60	0.47	1.53
2017	162	0.40	0.68	0.46	0.62
Class V
2021	$ 0,320	0.19%	0.01%	0.34%	(0.14)%
2020	29,449	0.30	1.04	0.35	0.99
2019	45,810	0.30	2.21	0.35	2.16
2018	40,102	0.30	1.49	0.36	1.43
2017	27,939	0.30	0.75	0.36	0.69
Class X
2021	$ 22,506	0.14%	0.05%	0.24%	(0.05)%
2020	31,592	0.14	1.60	0.25	1.49
2019	212,871	0.14	2.41	0.25	2.30
2018	18,748	0.14	1.63	0.26	1.51
2017[3]	29,731	0.14	0.95	0.26	0.83
Class Y
2021	$ 6,005	0.24%	0.01%	0.49%	(0.24)%
2020	1,442,471	0.42	0.82	0.49	0.75
2019	1,350,240	0.45	2.07	0.50	2.02
2018	1,301,030	0.45	1.34	0.51	1.28
2017	1,142,900	0.45	0.56	0.52	0.49
Class Z
2021	$ 421,266	0.17%	0.02%	0.24%	(0.05)%
2020	573,241	0.20	1.03	0.25	0.98
2019	574,552	0.20	2.34	0.25	2.29
2018	346,523	0.20	1.59	0.26	1.53
2017	278,460	0.20	0.82	0.26	0.76

3  Commenced operations on September 8, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2021 ANNUAL REPORT	57

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[1]
Retail Tax Free Obligations Fund
Class A
2021	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.01%
2020	1.00	0.004		(0.004)	1.00	0.41
2019	1.00	0.009		(0.009)	1.00	0.85
2018	1.00	0.005		(0.005)	1.00	0.47
2017	1.00	0.000		(0.000)[2]	1.00	0.05
Class T
2021[3]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.01%
Class V
2021	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.01%
2020	1.00	0.007		(0.007)	1.00	0.72
2019	1.00	0.013		(0.013)	1.00	1.31
2018	1.00	0.009		(0.009)	1.00	0.92
2017	1.00	0.005		(0.005)	1.00	0.46
Class Y
2021	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.01%
2020	1.00	0.006		(0.006)	1.00	0.61
2019	1.00	0.012		(0.012)	1.00	1.16
2018	1.00	0.008		(0.008)	1.00	0.77
2017	1.00	0.003		(0.003)	1.00	0.31
Class Z
2021	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.01%
2020	1.00	0.008		(0.008)	1.00	0.81
2019	1.00	0.014		(0.014)	1.00	1.41
2018	1.00	0.010		(0.010)	1.00	1.02
2017	1.00	0.006		(0.006)	1.00	0.56

[1]	Total return would have been lower had certain expenses not been waived.

[2]	Rounds to zero.

[3]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

58	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

	Net Assets End of Period (000)	Ratioof Expenses to Average Net Assets	Ratioof Net Investment Income to Average Net Assets	Ratioof Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Tax Free Obligations Fund
Class A
2021	$41,394	0.13%	0.01%	0.84%	(0.70)%
2020	63,262	0.55	0.34	0.84	0.05
2019	31,081	0.75	0.85	0.88	0.72
2018	33,861	0.75	0.47	0.87	0.35
2017	32,171	0.71	0.04	0.92	(0.17)
2021[3]	$331,979	0.12%	0.01%	0.50%	(0.37)%
Class V
2021	$34,332	0.12%	0.01%	0.40%	(0.27)%
2020	13,106	0.29	0.64	0.39	0.54
2019	783	0.30	1.28	0.42	1.16
2018	536	0.30	0.89	0.42	0.77
2017	1,872	0.30	0.45	0.47	0.28
Class Y
2021	$14,691	0.18%	0.01%	0.54%	(0.35)%
2020	384,088	0.40	0.56	0.54	0.42
2019	333,668	0.45	1.15	0.58	1.02
2018	316,973	0.45	0.79	0.57	0.67
2017	260,044	0.45	0.31	0.62	0.14
Class Z
2021	$34,986	0.12%	0.01%	0.29%	(0.16)%
2020	29,546	0.20	0.93	0.30	0.83
2019	49,645	0.20	1.38	0.32	1.26
2018	20,631	0.20	1.03	0.32	0.91
2017	32,401	0.20	0.55	0.37	0.38

[3]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2021 ANNUAL REPORT	59

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
Treasury Obligations Fund
Class A
2021	$1.00	$0.000	[2]	$(0.000)[2]	$—	$1.00	0.01%
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.55
2019	1.00	0.016		(0.016)	—	1.00	1.61
2018	1.00	0.008		(0.008)	—	1.00	0.77
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.08
Class D
2021	$1.00	$0.000	[2]	$(0.000)[2]	$—	$1.00	0.01%
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.63
2019	1.00	0.018		(0.018)	—	1.00	1.77
2018	1.00	0.009		(0.009)	—	1.00	0.92
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.15
Class P
2021	$1.00	$0.000	[2]	$(0.000)[2]	$—	$1.00	0.03%
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.94
2019	1.00	0.022		(0.022)	—	1.00	2.23
2018[3]	1.00	0.011		(0.011)	—	1.00	1.07
Class T
2021[4]	$1.00	$0.000	[2]	$(0.000)[2]	$—	$1.00	0.01%
Class V
2021	$1.00	$0.000	[2]	$(0.000)[2]	$—	$1.00	0.01%
2020	1.00	0.008		(0.008)	(0.000)[2]	1.00	0.81
2019	1.00	0.021		(0.021)	—	1.00	2.07
2018	1.00	0.012		(0.012)	—	1.00	1.22
2017	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.39

60	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
Treasury Obligations Fund
Class X
2021	$1.00	$0.000	[2]	$(0.000)[2]	$—	$1.00	0.03%
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.94
2019	1.00	0.022		(0.022)	—	1.00	2.23
2018	1.00	0.014		(0.014)	—	1.00	1.38
2017	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.55
Class Y
2021	$1.00	$0.000	[2]	$(0.000)[2]	$—	$1.00	0.01%
2020	1.00	0.007		(0.007)	(0.000)[2]	1.00	0.72
2019	1.00	0.019		(0.019)	—	1.00	1.92
2018	1.00	0.011		(0.011)	—	1.00	1.07
2017	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.25
Class Z
2021	$1.00	$0.000	[2]	$(0.000)[2]	$—	$1.00	0.02%
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.91
2019	1.00	0.022		(0.022)	—	1.00	2.19
2018	1.00	0.013		(0.013)	—	1.00	1.34
2017	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.51

[1]	Total return would have been lower had certain expenses not been waived.

[2]	Rounds to zero.

[3]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.

[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2021 ANNUAL REPORT	61

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Assets End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Epenses to Average Net Assets (Excluding Waivers)	Ratioof Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class A
2021	$200,750	0.09%	0.01%	0.77%	(0.67)%
2020	175,572	0.51	0.51	0.78	0.24
2019	246,012	0.75	1.60	0.78	1.57
2018	185,799	0.75	0.75	0.79	0.71
2017	239,773	0.60	0.07	0.80	(0.13)
Class D
2021	$1,968,085	0.09%	0.01%	0.62%	(0.52)%
2020	2,028,803	0.43	0.57	0.63	0.37
2019	1,367,671	0.60	1.75	0.64	1.71
2018	1,461,918	0.60	0.92	0.64	0.88
2017	1,521,672	0.53	0.14	0.64	0.03
Class P
2021	$2,511,825	0.05%	0.02%	0.22%	(0.15)%
2020	94,546	0.15	1.45	0.23	1.37
2019	921,110	0.15	2.16	0.23	2.08
2018[3]	20	0.16	1.52	0.23	1.45
Class T
2021[4]	$402,360	0.08%	0.01%	0.42%	(0.33)%
Class V
2021	$636,668	0.09%	0.01%	0.32%	(0.22)%
2020	657,474	0.27	0.85	0.33	0.79
2019	476,759	0.30	2.07	0.34	2.03
2018	416,145	0.30	1.19	0.34	1.15
2017	491,220	0.30	0.38	0.34	0.34

62	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

	Net Assets End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Epenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class X
2021	$6,677,792	0.07%	0.03%	0.22%	(0.12)%
2020	7,456,126	0.14	0.69	0.23	0.60
2019	2,890,818	0.14	2.22	0.24	2.12
2018	1,989,132	0.14	1.59	0.24	1.49
2017	107,165	0.14	0.55	0.24	0.45
Class Y
2021	$2,823,404	0.09%	0.01%	0.47%	(0.37)%
2020	3,255,885	0.36	0.66	0.48	0.54
2019	2,439,178	0.45	1.90	0.49	1.86
2018	2,692,690	0.45	1.08	0.49	1.04
2017	2,577,051	0.44	0.25	0.50	0.19
Class Z
2021	$12,540,215	0.08%	0.02%	0.23%	(0.13)%
2020	12,254,555	0.17	0.77	0.23	0.71
2019	6,646,073	0.18	2.18	0.24	2.12
2018	5,934,233	0.18	1.34	0.24	1.28
2017	4,655,060	0.18	0.51	0.24	0.45

[3]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.
[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2021 ANNUAL REPORT	63

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
U.S. Treasury Money Market Fund
Class A
2021	$1.00	—	—	$(0.000)[2]	$1.00	0.01%
2020	1.00	0.005	(0.005)	(0.000)[2]	1.00	0.53
2019	1.00	0.016	(0.016)	—	1.00	1.57
2018	1.00	0.007	(0.007)	—	1.00	0.74
2017	1.00	0.001	(0.001)	(0.000)[2]	1.00	0.06
Class D
2021	$1.00	—	—	$(0.000)[2]	$1.00	0.01%
2020	1.00	0.006	(0.006)	(0.000)[2]	1.00	0.61
2019	1.00	0.017	(0.017)	—	1.00	1.72
2018	1.00	0.009	(0.009)	—	1.00	0.89
2017	1.00	0.001	(0.001)	(0.000)[2]	1.00	0.12
Class T
2021[3]	$1.00	$0.000[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.01%
Class V
2021	$1.00	—	—	$(0.000)[2]	$1.00	0.01%
2020	1.00	0.008	(0.008)	(0.000)[2]	1.00	0.80
2019	1.00	0.020	(0.020)	—	1.00	2.03
2018	1.00	0.012	(0.012)	—	1.00	1.20
2017	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.34
Class Y
2021	$1.00	—	—	$(0.000)[2]	$1.00	0.01%
2020	1.00	0.007	(0.007)	(0.000)[2]	1.00	0.70
2019	1.00	0.019	(0.019)	—	1.00	1.87
2018	1.00	0.010	(0.010)	—	1.00	1.04
2017	1.00	0.002	(0.002)	(0.000)[2]	1.00	0.21
Class Z
2021	$1.00	$0.000[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.01%
2020	1.00	0.009	(0.009)	(0.000)[2]	1.00	0.88
2019	1.00	0.021	(0.021)	—	1.00	2.13
2018	1.00	0.013	(0.013)	—	1.00	1.30
2017	1.00	0.004	(0.004)	(0.000)[2]	1.00	0.44

[1]	Total return would have been lower had certain expenses not been waived.
[2]	Rounds to zero.
[3]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

64	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
U.S. Treasury Money Market Fund
Class A
2021	$55,228	0.09%	0.00%[2]	0.79%	(0.70)%
2020	37,244	0.53	0.51	0.79	0.25
2019	45,660	0.75	1.57	0.81	1.51
2018	43,845	0.75	0.75	0.82	0.68
2017	33,310	0.56	0.04	0.83	(0.23)
Class D
2021	$89,199	0.09%	0.00%	0.64%	(0.55)%
2020	64,128	0.43	0.48	0.64	0.27
2019	32,349	0.60	1.70	0.66	1.64
2018	49,769	0.60	0.85	0.67	0.78
2017	73,968	0.51	0.10	0.68	(0.07)
Class T
2021[3]	$110,639	0.08%	0.00%[2]	0.43%	(0.35)%
Class V
2021	$130,210	0.09%	0.00%[2]	0.33%	(0.24)
2020	94,065	0.28	0.75	0.34	0.69
2019	106,254	0.30	2.03	0.36	1.97
2018	57,661	0.30	1.20	0.37	1.13
2017	43,810	0.30	0.36	0.38	0.28
Class Y
2021	$710,358	0.09%	0.00%[2]	0.48%	(0.39)%
2020	795,799	0.36	0.66	0.49	0.53
2019	598,298	0.45	1.87	0.51	1.81
2018	684,906	0.45	1.04	0.52	0.97
2017	696,466	0.43	0.21	0.53	0.11
Class Z
2021	$2,967,174	0.08%	0.01%	0.23%	(0.14)%
2020	2,099,174	0.19	0.72	0.24	0.67
2019	781,354	0.20	2.10	0.26	2.04
2018	434,331	0.20	1.27	0.27	1.20
2017	392,662	0.20	0.42	0.28	0.34

[3]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2021 ANNUAL REPORT	65

Notes to Financial Statements	August 31, 2021, all dollars and shares are rounded to thousands (000 omitted)

1	> Organization

Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future. U.S. Bancorp Asset Management, Inc. (“USBAM”) is the investment advisor and administrator to each of the funds (the “advisor” and “administrator”) and is a subsidiary of U.S. Bank National Association (“U.S. Bank”). U.S. Bank is a separate entity and wholly owned subsidiary of U.S. Bancorp.

Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund qualify as “government money market funds” under Rule 2a-7 of the Investment Company Act and seek to maintain a stable net asset value (“NAV”) per share of one dollar. They are generally not subject to the default liquidity fees and redemption gates that may apply to other money market funds and the board of directors has determined not to impose such fees and gates on these funds.

Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund offer Class A, Class D, Class T (effective September 18, 2020), Class V, Class Y, and Class Z shares. Additionally, Government Obligations Fund and Treasury Obligations Fund offer Class P and Class X shares, and Government Obligations Fund also offers Class U shares. Effective October 26, 2018, Class G shares were converted to Class A shares of Treasury Obligations Fund.

Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are open to retail investors (“natural persons”) and seek to maintain a stable NAV per share of one dollar. They are subject to the possibility of liquidity fees and redemption gates, as required by Rule 2a-7 of the Investment Company Act. Retail Prime Obligations Fund and Retail Tax Free Obligations Fund offer Class A, Class T (effective September 18, 2020 for Retail Tax Fee Obligations Fund), Class V, Class Y, and Class Z shares. Retail Prime Obligations Fund also offers Class X shares.

Institutional Prime Obligations Fund is subject to the possibility of liquidity fees and redemption gates and transacts at a floating NAV that is calculated out to four decimal places, as required by Rule 2a-7 of the Investment Company Act. The fund offers Class T, Class V, Class Y, and Class Z shares.

Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.

2	> Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS

Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund

Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method any discount or premium is amortized

66	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of securities held in the funds are determined using amortized cost, which is compared to prices provided by independent pricing providers.

If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the fiscal year ended August 31, 2021, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.

Institutional Prime Obligations Fund

The fund prices and transacts its shares at a floating NAV, rounded to the fourth decimal place. The NAV per share of each share class of the fund is calculated at 8:00 a.m., 11:00 a.m., and 2:00 p.m. Central Time on each business day that the fund is open. The fund’s investments for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the advisor believes that such quotations do not accurately reflect market prices, the fair value of the fund’s investments will be determined in good faith based upon valuation procedures established by the board of directors. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the advisor believes that it approximates market value. Shares of other money market funds are valued at their most current NAV.

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

FIRST AMERICAN FUNDS	2021 ANNUAL REPORT	67

Notes to Financial Statements	August 31, 2021, all dollars and shares are rounded to thousands (000 omitted)

The fair value levels are not necessarily an indication of the risk associated with investing in these securities. As of August 31, 2021, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$49,337,554	$—	$49,337,554
U.S. Treasury Debt	—	18,285,441	—	18,285,441
U.S. Government Agency Debt	—	16,501,252	—	16,501,252
U.S. Government Agency Repurchase
Agreements	—	4,650,000	—	4,650,000
Investment Companies	775,000	—	—	775,000
Total Investments	$775,000	$88,774,247	$—	$89,549,247
Institutional Prime Obligations Fund
Financial Company Commercial Paper	$—	$366,774	$—	$366,774
U.S. Treasury Repurchase Agreements	—	365,306	—	365,306
Other Repurchase Agreements	—	214,000	—	214,000
Asset Backed Commercial Paper	—	206,889	—	206,889
Non-Negotiable Time Deposits	—	100,000	—	100,000
Certificates of Deposit	—	90,203	—	90,203
Non-Financial Company Commercial Paper	—	54,993	—	54,993
Variable Rate Demand Notes	—	16,245	—	16,245
Other Instruments	—	9,274	—	9,274
Total Investments	$—	$1,423,684	$—	$1,423,684
Retail Prime Obligations Fund
Financial Company Commercial Paper	$—	$661,970	$—	$661,970
Other Repurchase Agreements	—	438,000	—	438,000
U.S. Treasury Repurchase Agreements	—	457,960	—	457,960
Asset Backed Commercial Paper	—	300,562	—	300,562
Non-Financial Company Commercial Paper	—	124,979	—	124,979
Certificates of Deposit	—	106,500	—	106,500
Variable Rate Demand Notes	—	58,130	—	58,130
Non-Negotiable Time Deposit	—	46,331	—	46,331
Other Instrument	—	15,000	—	15,000
Total Investments	$—	$2,209,432	$—	$2,209,432
Retail Tax Free Obligations Fund
Variable Rate Demand Notes	$—	$339,510	$—	$339,510
Non-Financial Company Commercial Paper	—	83,835	—	83,835
Other Municipal Securities	—	21,060	—	21,060
Total Investments	$—	$444,405	$—	$444,405
Treasury Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$16,143,198	$—	$16,143,198
U.S. Treasury Debt		11,611,619	—	11,611,619
Total Investments	$—	$27,754,817	$—	$27,754,817
U.S. Treasury Money Market Fund
U.S. Treasury Debt	$—	$4,112,722	$—	$4,112,722
Total Investments	$—	$4,112,722	$—	$4,112,722

Refer to each fund’s Schedule of Investments for further security classification.

68	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

During the fiscal year ended August 31, 2021, there were no transfers between fair value levels, and the funds’ portfolios did not hold any securities deemed to be Level 3.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors.

As of and during the fiscal year ended August 31, 2021, the funds did not hold any restricted securities. As of August 31, 2021, Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, and Treasury Obligations Fund had investments in illiquid securities with a total value of $625,000 or 0.7% of total net assets, $40,000 or 2.8% of total net assets, $80,000 or 3.6% of total net assets, and $75,000 or 0.3% of total net assets, respectively.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Sub-chapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of August 31, 2021, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise. As of August 31, 2021, none of the funds had adjustments that impacted these accounts.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the fund.

FIRST AMERICAN FUNDS	2021 ANNUAL REPORT	69

Notes to Financial Statements	August 31, 2021, all dollars and shares are rounded to thousands (000 omitted)

The distributions paid during the fiscal years ended August 31, 2021 and August 31, 2020 (adjusted by dividends payable as of August 31, 2021 and August 31, 2020, respectively) were as follows:

	August 31, 2021
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$ 23,651	$ —	$ 27	$ 23,678
Institutional Prime Obligations Fund	475	—	—	475
Retail Prime Obligations Fund	247	—	—	247
Retail Tax Free Obligations Fund	23	9	—	32
Treasury Obligations Fund	7,224	—	—	7,224
U.S. Treasury Money Market Fund	413	—	2	415
	August 31, 2020
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$ 514,439	$ —	$ —	$ 514,439
Institutional Prime Obligations Fund	15,213	—	—	15,213
Retail Prime Obligations Fund	28,079	—	—	28,079
Retail Tax Free Obligations Fund	518	2,579	—	3,097
Treasury Obligations Fund	151,089	—	—	151,089
U.S. Treasury Money Market Fund	19,909	—	—	19,909

Each fund designates as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits related to net capital gain to zero for the tax year ended August 31, 2021.

As of August 31, 2021, the components of accumulated earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Capital Gains	Accumulated Capital Gains (Losses)	Unrealized Appreciation	Total Accumulated Earnings (Deficit)
Government Obligations Fund	$ 1,878	$ —	$ 2	$ —	$ —	$ 1,880
Institutional Prime Obligations Fund	43	—	—	—	11	54
Retail Prime Obligations Fund	18	—	—	—	—	18
Retail Tax Free Obligations Fund	8	—	—	(16)	—	(8)
Treasury Obligations Fund	238	—	—	—	—	238
U.S. Treasury Money Market Fund	69	—	—	—	—	69

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2021.

70	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

Under current law, the funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized under current law will carry forward retaining their classification as either long-term or short-term losses. As of August 31, 2021, Retail Tax Free Obligations Fund had indefinite short-term capital loss carryforwards of $16. During the fiscal year ended August 31, 2021, Treasury Obligations Fund utilized $79 of capital loss carryforwards.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreement transactions with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund, plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreement transactions are held by the custodian bank or maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the respective repurchase agreement transaction. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited. Retail Tax Free Obligations Fund did not enter into repurchase agreement transactions during the fiscal year ended August 31, 2021.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), each fund may enter into repurchase agreement transactions (and other short-term investments) on a joint basis with certain other funds advised by the advisor.

The table below shows the offsetting assets and liabilities relating to the repurchase agreement transactions shown on the Statements of Assets and Liabilities:

				Gross Amounts Not Offset in the Statements of Assets and Liabilitie
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount[1]
Repurchase Agreements
Government Obligations Fund	$53,987,554	$—	$53,987,554	$—	$(53,987,554)	$—
Institutional Prime Obligations Fund	579,306	—	579,306	—	(579,306)	—
Retail Prime Obligations Fund	895,960	—	895,960	—	(895,960)	—
Treasury Obligations Fund	16,143,198	—	16,143,198	—	(16,143,198)	—

[1]

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

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Notes to Financial Statements	August 31, 2021, all dollars and shares are rounded to thousands (000 omitted)

The table below shows the remaining contractual maturity of the repurchase agreements:

Remaining Contractual Maturity of the Repurchase Agreements	Overnight And Continuous	Up to 30 Days	31 to 90 Days	Over 91 Days	Total
Government Obligations Fund
U.S. Government Agency	$3,350,000	$1,300,000	$—	$—	$4,650,000
U.S. Treasury	35,588,554	12,649,000	—	1,100,000	49,337,554
Total	$38,938,554	$13,949,000	$—	$1,100,000	$53,987,554
Institutional Prime Obligations Fund
Other	$159,000	$15,000	$40,000	$—	$214,000
U.S. Treasury	365,306	—	—	—	365,306
Total	$524,306	$15,000	$40,000	$—	$579,306
Retail Prime Obligations Fund
Other	$313,000	$45,000	$80,000	$—	$438,000
U.S. Treasury	457,960	—	—	—	457,960
Total	$770,960	$45,000	$80,000	$—	$895,960
Treasury Obligations Fund
U.S. Treasury	$11,203,198	$4,940,000	$—	$—	$16,143,198
Total	$11,203,198	$4,940,000	$—	$—	$16,143,198

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds. Class-specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal year ended August 31, 2021.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 > Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

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The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so the annual fund operating expenses, after waivers, do not exceed the following amounts:

	Share Class
Fund	A	D	P	T	U	V	X	Y	Z
Government Obligations Fund	0.75%	0.60%	0.18%	0.40%[1]	0.12%	0.30%	0.14%	0.45%	0.18%
Institutional Prime Obligations Fund	N/A	N/A	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%
Retail Prime Obligations Fund	0.75%	N/A	N/A	0.40%	N/A	0.30%	0.14%	0.45%	0.20%
Retail Tax Free Obligations Fund	0.75%	N/A	N/A	0.40%[1]	N/A	0.30%	N/A	0.45%	0.20%
Treasury Obligations Fund	0.75%	0.60%	0.18%	0.40%[1]	N/A	0.30%	0.14%	0.45%	0.18%
U.S. Treasury Money Market Fund	0.75%	0.60%	N/A	0.40%[1]	N/A	0.30%	N/A	0.45%	0.20%

[1]	Commenced operations on September 18, 2020

These contractual waivers and reimbursements will remain in effect through October 31, 2022 and may not be terminated prior to such time without the approval of the funds’ board of directors. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor.

In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the applicable share class expense limitation, USBAM voluntarily waived or reimbursed advisory fees of $43,930, $348, $19, $275, $14,013, and $1,635 for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2021.

ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“USBGFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBGFS and USBAM. USBGFS is a subsidiary of U.S. Bank. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. Effective August 26, 2021, the funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.18% of the aggregate average daily Class A share net assets and 0.13% of the aggregate average daily net assets for all other share classes of all funds, up to $8 billion, 0.165% for Class A shares and 0.115% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.15% for Class A shares and 0.10% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.13% for Class A shares and 0.08% for all other classes of the aggregate average daily net assets in excess of $50 billion. Prior to August 26, the funds paid 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily

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Notes to Financial Statements	August 31, 2021, all dollars and shares are rounded to thousands (000 omitted)

net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM voluntarily waived or reimbursed administration fees of $85,534, $1,092, $1,657, $576, $29,668, and $3,649, for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2021.

TRANSFER AGENT FEES – USBGFS serves as the funds’ transfer agent pursuant to a transfer agent agreement between USBGFS and the funds. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class, based upon the number of accounts within each fund. In addition to these fees, the funds pay USBGFS each fund’s pro rata share of an amount equal, on an annual basis, to 0.0008% of the aggregate average daily net assets up to $25 billion, 0.0007% of the aggregate average daily net assets for the next $25 billion, and 0.0005% of the aggregate average daily net assets in excess of $50 billion. The funds may reimburse USBGFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement between U.S. Bank and the funds. Each fund pays the custodian its pro rata share of an amount equal, on an annual basis, to 0.0045% of the aggregate average daily market value of all securities and cash held in the funds, up to $25 billion, 0.0040% of the aggregate average daily market value of all securities and cash held in the funds for the next $25 billion, and 0.0035% of the aggregate average daily market value of all securities and cash held in the funds in excess of $50 billion. All fees are computed daily and paid monthly.

Under the custodian agreement, the custodian may charge a fee for any cash overdrafts incurred by a particular fund, which increases that fund’s custodian expenses.

For the fiscal year ended August 31, 2021, custodian fees were not increased as a result of any overdrafts.

DISTRIBUTION AND SHAREHOLDER SERVICING (12B - 1) FEES – On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (“Quasar”), the funds’ distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction is expected to close at the end of the third quarter of 2021. Quasar will remain the funds’ distributor at the close of the transaction, subject to the approval of the funds’ board of directors. Under the distribution agreement and pursuant to a plan adopted by each fund under Rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of up to 0.25% and 0.15% of each fund’s average daily net assets attributable to Class A and Class D, respectively. No distribution or shareholder servicing fees are paid to Quasar by any other share class of the funds. These fees are used by Quasar for the primary purpose of reimbursing broker-dealers for their sale of fund shares.

In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, 12b-1 distribution and shareholder servicing fees were reimbursed or suspended in the amounts of $6,064, $934, $145, $3,056, and $230 for Government Obligations Fund,

74	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2021.

Under these distribution and shareholder servicing agreements, no amounts were received by affiliates of USBAM for the fiscal year ended August 31, 2021.

SHAREHOLDER SERVICING (NON - 12B - 1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class T, Class V, and Class Y shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, and Class Y shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class T shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Class V shares.

In order to maintain a minimum yield, or to prevent total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM waived or reimbursed $37,548, $776, $3,835, $979, $13,027, and $2,337 for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2021.

Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the fiscal year ended August 31, 2021:

Fund	Amount
Government Obligations Fund	$—
Institutional Prime Obligations Fund	21
Retail Prime Obligations Fund	126
Retail Tax Free Obligations Fund	—
Treasury Obligations Fund	—
U.S. Treasury Money Market Fund	—

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholders reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses.

4>Fund Shares for Institutional Prime Obligations Fund

Transactions in fund shares for each class of Institutional Prime Obligations Fund were as follows:

	Sales	Reinvestments of distributions	Redemptions	Net increase (decrease)
Year Ended August 31, 2021
Class T	289,406	—	(288,672)	734
Class V	85,878	—	(67,560)	18,318
Class Y	907,482	—	(1,004,329)	(96,847)
Class Z	3,871,286	19	(3,437,755)	433,550
Year Ended August 31, 2020
Class T	251,649	6	(269,922)	(18,267)
Class V	98,314	6	(176,410)	(78,090)
Class Y	1,042,550	21	(1,062,414)	(19,843)
Class Z	4,882,141	229	(4,969,746)	(87,376)

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Notes to Financial Statements	August 31, 2021, all dollars and shares are rounded to thousands (000 omitted)

5 >	Portfolio Characteristics of the Retail Tax Free Obligations Fund

The Retail Tax Free Obligations Fund invests in municipal securities. At August 31, 2021, the percentage of portfolio investments by each category was as follows:

Retail Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	63.6%
Commercial Paper & Put Bonds	18.9
Daily Variable Rate Demand Notes	12.8
Other Municipal Notes & Bonds	4.7
100.0%

The Retail Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, non-financial company commercial paper, and general obligation bonds. At August 31, 2021, the percentage of total portfolio investments by each revenue source was as follows:

Retail Tax Free Obligations Fund
Revenue Bonds	79.5%
Non-Financial Company Commercial Paper	18.9
General Obligations	1.6
100.0%

6 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the funds. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

7 >	Market Events

Financial markets around the world may experience extreme volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil resulting from major cybersecurity events, geopolitical events (including wars, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, measures to address budget deficits, downgrading of sovereign debt, and public sentiment, among other events. Resulting market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

A novel coronavirus (“COVID-19”) first detected in China in December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. COVID-19, despite recent vaccination efforts, has disrupted global economies and financial markets, with the closure of borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of COVID-19, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by COVID-19 may exacerbate other pre-existing political, social and economic risks.

76	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

The impact of COVID-19 may be short term or may last for an extended period of time.

8 >	PFM Transactions

At a special meeting held on August 26, 2021, the funds' board of directors approved the proposed reorganization of Government Select Series, a series of PFM Funds, into Government Obligations Fund, a series of FAF (the “Reorganization”), in connection with USBAM’s anticipated acquisition of PFM Asset Management, LLC (the “Acquisition”), which is expected to close in December 2021. The Reorganization is contingent on its approval by shareholders of Government Select Series and the closing of the Acquisition. The Reorganization is not expected to have any dilutive impact on the shareholders of Government Obligations Fund.

9 >	Events Subsequent To Period End

Government Obligations Fund (the “fund”) issued shares of two classes in excess of amounts authorized by the funds’ board of directors. Both the fund’s Class X shares and Class Z shares issued shares in excess of amounts authorized for the periods that began in September 2020 and October 2019, respectively, and ended September 7, 2021, on which date the board of directors authorized additional shares to be issued. The fund’s Class X shares and Class Z shares each now have 100 billion shares authorized.

With respect to all shares of each class (including Class X and Class Z shares previously issued in excess of amounts then-authorized), the fund maintained a $1.00 per share net asset value, and each holder of shares of each class (including those holding over-issued shares) received all dividends declared by FAF to which they were entitled and experienced the full economic, legal and practical benefits of being a shareholder of the fund. In addition, there were no shareholder votes during the period of the over-issuance. As such, no shareholder of the fund has suffered a detriment as a result of the over-issuance.

FAF and the board of directors are considering additional steps that may be merited to address the over-issuance.

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Notice to Shareholders	August 31, 2021 (unaudited)

TAX INFORMATION

The information set forth below is for each fund’s fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2022 on Form 1099. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2021 each fund has designated long-term capital gains, ordinary income and tax exempt income with regard to distributions paid during the period as follows:

Fund	Long Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Tax Exempt Interest	Total Distributions (Tax Basis)[1]
Government Obligations Fund	0.1%	99.9%	—%	100.0%
Institutional Prime Obligations Fund	—	100.0	—	100.0
Retail Prime Obligations Fund	—	100.0	—	100.0
Retail Tax Free Obligations Fund	—	71.0	29.0	100.0
Treasury Obligations Fund	—	100.0	—	100.0
U.S. Treasury Money Market Fund	0.5	99.5	—	100.0

[1]	None of the dividends paid by the funds are eligible for the dividends received deduction or are characterized as qualified dividend income.

The percentage of ordinary income distributions that are designated as interest- related dividends under Internal Revenue Code Section 871(k)(1)(C) for each fund was as follows:

Government Obligations Fund	100.0%
Institutional Prime Obligations Fund	100.0
Retail Prime Obligations Fund	100.0
Retail Tax Free Obligations Fund	100.0
Treasury Obligations Fund	100.0
U.S. Treasury Money Market Fund	100.0

The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each fund was as follows:

Government Obligations Fund	0.3%
Institutional Prime Obligations Fund	—
Retail Prime Obligations Fund	—
Retail Tax Free Obligations Fund	—
Treasury Obligations Fund	—
U.S. Treasury Money Market Fund	56.4

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at www.FirstAmericanFunds.com and on the SEC’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge upon request by calling 800.677.3863.

78	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

FORM N-MFP HOLDINGS INFORMATION

Each month, information about each fund and its portfolio holdings is filed with the SEC on Form N-MFP. These forms will be available on the SEC’s website at www.sec.gov. The funds’ portfolio holdings are also posted on www.FirstAmericanFunds.com as of each month-end. Please see the funds’ current prospectus for more information.

WEEKLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.FirstAmericanFunds.com on a weekly basis.

APPROVAL OF THE FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Board, which is comprised entirely of independent directors, oversees the management of each Fund and, as required by law, determines annually whether to renew the Funds’ investment advisory agreement with USBAM (as used in this section, the “Agreement”).

At meetings on May 17, 2021 and June 15, 20211, the Board considered information relating to the Agreement. In advance of the meetings, the Board received materials relating to the Agreement and had the opportunity to ask questions and request further information in connection with its consideration. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to the meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

Although the Agreement relates to all of the Funds, the Board separately considered and approved the Agreement with respect to each Fund. In considering the Agreement, the Board, advised by independent legal counsel, reviewed and considered the factors it deemed relevant, including: (1) the nature, quality and extent of USBAM’s services to each Fund, (2) the investment performance of each Fund, (3) the comparative expense information, including an analysis of USBAM’s cost of providing services and the profitability of USBAM related to the Funds, (4) whether economies of scale may be realized as the Funds grow and whether fee levels are adjusted to enable Fund investors to share in these potential economies of scale, and (5) other benefits that accrue to USBAM through its relationship with the Funds. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement with respect to any Fund and individual directors may have evaluated the information presented differently from one another, attributing different weights to various factors.

At the May 17, 2021 and June 15, 2021 meetings and before approving the Agreement, the independent directors met in executive session with their independent counsel to consider the materials provided by USBAM and the terms of the Agreement. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of each Fund and approved the Agreement through June 30, 2022. In reaching its conclusion, the Board considered the following:

[1]

The approval of the Agreement at the June 15, 2021 meeting was in accordance with an exemptive order issued by the Securities and Exchange Commission on March 13, 2020 (as subsequently modified and extended on March 25, 2020, June 19, 2020 and January 5, 2021).

FIRST AMERICAN FUNDS	2021 ANNUAL REPORT	79

Notice to Shareholders

August 31, 2021 (unaudited)

Nature, Quality and Extent of Investment Advisory Services

The Board examined the nature, quality and extent of the services provided by USBAM to each Fund. The Board reviewed USBAM’s key personnel who provide investment management services to each Fund as well as the fact that, under the Agreement, USBAM has the authority and responsibility to make and execute investment decisions for each Fund within the framework of that Fund’s investment policies and restrictions, subject to review by the Board. The Board further considered that USBAM’s duties with respect to each Fund include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the Funds’ investment policies and restrictions and the 1940 Act, and (iii) monitoring the performance of the various organizations providing services to the Funds, including the Funds’ distributor, sub- administrator, transfer agent and custodian. Finally, the Board considered USBAM’s representation that the services provided by USBAM under the Agreement are the type of services customarily provided by investment advisers in the fund industry. The Board also considered compliance reports about USBAM from the Funds’ Chief Compliance Officer.

The Board considered that in March 2020, all but a small number of USBAM employees began working from home due to the COVID-19 pandemic. The Board noted that USBAM has not experienced any material disruptions to its operations during this time.

Based on the foregoing, the Board concluded that each Fund benefits from the nature, quality and extent of the services provided by USBAM under the Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including comparative information provided by an independent data service, regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”) for the one-, three- and five-year periods ended February 28, 2021. With respect to the comparative information provided by the independent data service, the Board considered USBAM’s assertion that the comparative data for Class Y shares provides meaningful information for the Board’s consideration of the Agreement because Class Y shares is a share class offered by each Fund. The Board noted that Class Z shares is the other share class offered by each Fund, however, in USBAM’s view, Class Y shares are more representative of a Fund’s broader shareholder base as they are offered to both retail and institutional investors, whereas Class Z shares are primarily offered to institutional investors. The Board further considered USBAM’s assertion that the analysis of investment performance would not differ materially if another share class were selected for comparative purposes.

The Board considered USBAM’s assertion that investment performance should be focused on a Fund’s gross-of-expenses performance as compared to the peer group’s performance universe median since performance gross-of-expenses more accurately reflects the pure investment performance of USBAM’s portfolio managers, supported by traders and the credit research team, as they are responsible for managing the Fund’s assets and are not responsible for the pricing of the Fund’s various share classes. Additionally, with respect to the net-of-expenses performance information, the Board considered USBAM’s assertion that it is important to note that each Fund’s peer group performance universe includes comparable funds with multiple share classes and pricing structures. Because of this, the Board noted that there will be more significant variation in returns on a net-of-expenses basis that is not truly reflective of the market for a particular share class (in this case, the Fund’s Class Y shares). For these reasons, the Board considered USBAM’s assertion that the net-of-expenses performance comparison is not as meaningful as the gross-of-expenses performance comparison for purposes of the Board’s assessment of a Fund’s investment performance.

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GOVERNMENT OBLIGATIONS FUND. The Board noted that the Fund’s performance was equal to its performance universe median for the five-year period and the Fund outperformed its performance universe median for the one- and three-year periods by seven and two basis points, respectively, on a gross-of-expenses basis. The Board also considered that the Fund underperformed in relation to its performance universe median for the one-, three- and five-year periods on a net-of-expenses basis. The Board considered that the Fund’s competitive performance on a gross-of-expenses basis indicated that the Fund’s portfolio management team was successfully implementing the Fund’s investment strategy, and in light of this competitive performance, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

RETAIL PRIME OBLIGATIONS FUND. The Board considered that the Fund underperformed its performance universe median over the one-year period by four basis points and underperformed its performance universe median over the three-year period by two basis points on a gross-of-expenses basis. The Board also considered that the Fund underperformed in relation to its performance universe median for the one-year period by four basis points and outperformed its performance universe median over the three- year period by three basis points on a net-of-expenses basis. The Board noted the Fund’s competitive third-quartile performance on a gross-of-expenses basis and, in light of this competitive performance, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

INSTITUTIONAL PRIME OBLIGATIONS FUND. The Board noted that the Fund’s performance was equal to its performance universe median on a gross-of-expenses basis and fifteen basis points below its performance universe median on a net-of- expenses basis over the one-year period. The Board noted that the Fund underperformed its performance universe median over the three- and five-year periods on a net-of-expenses basis and gross-of-expenses basis. The Board noted that while the Fund’s asset base has generally been more stable in the past year (between $900 million-$1.2 billion), there have been large inflows throughout the year that have been short-term in nature. Because of this, the Board considered that the Fund’s portfolio has been structured to support liquidity targets and fund metrics that account for expected subsequent outflows, which has had a negative impact on fund performance. In light of these considerations, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

TREASURY OBLIGATIONS FUND. The Board considered that the Fund outperformed its performance universe median over the one-, three- and five-year periods on a gross-of- expenses basis. The Board also considered that the Fund underperformed its performance universe median over the one-, three- and five-year periods on a net-of- expenses basis. The Board considered that the Fund’s performance on a gross-of-expenses basis indicated that the Fund’s portfolio management team was successfully implementing the Fund’s investment strategy, and in light of this competitive performance, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

RETAIL TAX FREE OBLIGATIONS FUND. The Board considered that the Fund’s performance was equal to its performance universe median on a gross-of-expenses basis and one basis point below its performance universe on a net-of-expenses basis over the one-year period. The Board considered that the Fund underperformed its performance universe median over the three- and five-year periods on a gross-of- expenses and net-of-expenses basis. The Board considered that the information prepared by the independent consultant reflects that the Fund has generally remained competitive on a gross-of-expenses basis, with results trailing the performance universe

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Notice to Shareholders	August 31, 2021 (unaudited)

median for each of the periods by only a slight margin. The Board further considered that the Fund’s underperformance can be attributed to the relatively high quality of the Fund’s portfolio holdings as compared to the performance universe and the entirely tax- free nature of the Fund’s income. The Board noted that the Fund has historically been more conservatively positioned relative to peers that invest as a strategy in higher credit risk issuers. In addition, the Board considered that, although the Fund is allowed to invest up to 20% of its assets in taxable securities, including securities subject to the alternative minimum tax, the Fund does not invest in any such securities, which is not the case for all funds in the Fund’s performance universe. In light of the Fund’s entirely tax-free nature of its investments and its generally competitive performance compared to its performance universe on a gross-of-expenses basis, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

U.S. TREASURY MONEY MARKET FUND. The Board considered that the Fund outperformed its performance universe median over the one-year period by eight basis points on a gross-of-expenses basis and underperformed its performance universe median by two basis point on a net-of-expenses basis. The Board considered that the Fund underperformed its performance universe median during the three- and five-year periods on a gross-of-expenses basis and on a net-of-expenses basis. The Board considered that the information prepared by the independent consultant illustrates that the Fund has remained competitive on a gross-of-expenses basis, with results trailing the performance universe median for the three-year and five-year periods by only a slight margin. The Board further considered USBAM’s assertion that the Fund’s underperformance for periods other than the one-year period on a gross-of-expense basis is generally attributable to cash flows in and out of the Fund, which vary from month to month, and affect the duration and performance of the portfolio for the relevant period and that, because of the relatively narrow range of returns in the performance universe, rankings within the universe will change frequently. In light of the competitive performance on a gross-of-expenses basis, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

Fees and Expenses of the Funds

The Board reviewed the fees paid to USBAM and the other expenses borne by each Fund, as applicable. The independent consultant provided comparative data in regard to the fees and expenses of each Fund and comparable funds.

With respect to the comparative information provided by the independent data service, the Board considered USBAM’s assertion that the comparative data for Class Y shares provides meaningful information for the Board’s consideration of the Agreement because Class Y shares is a share class offered by each Fund. The Board noted that Class Z shares is the other share class offered by each Fund and considered USBAM’s assertion that Class Y shares are more representative of a Fund’s broader shareholder base as they are offered to both retail and institutional investors, whereas Class Z shares are primarily offered to institutional investors. The Board further considered USBAM’s assertion that the analysis of the cost of services would not differ materially if another share class were selected for comparative purposes.

The Board considered USBAM’s assertion that the costs of services should be primarily focused on a Fund’s total expense ratio after waivers as compared to the expense group median total expense ratio after waivers. The Board considered that this is because funds within an expense group may have very different expense categories (e.g., advisory, administrative, shareholder servicing, etc.), and fees associated with such categories, that comprise a fund’s total expense ratio. The Board also considered

82	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

USBAM’s assertion that because money market funds are highly commoditized, and it is relatively easy for investors to move from one fund to another, the need to remain competitive on overall costs of services is critical. The Board noted that, generally, money market funds, including the Funds, use a combination of contractual and voluntary expense waivers and reimbursements to enable a fund to remain competitive within the particular market served by each fund share class.

The Board further considered that the median total expense ratio of a Fund’s peer group will necessarily reflect the effect of any breakpoints in the comparable funds’ advisory fee schedules. Therefore, by capping a Fund’s total expense ratio at a level close to the peer group’s median, as necessary, Fund shareholders will effectively receive the benefit of any breakpoints in the comparable funds’ advisory fee schedules.

GOVERNMENT OBLIGATIONS FUND. The Board noted that the Fund’s contractual advisory fee is lower than the applicable peer group median, and the advisory fee after waivers is equal to the applicable peer group median. The Board also considered that the Fund’s total expense ratio after waivers is five basis points higher than the peer group median total expense ratio after waivers, which is at a level generally in line with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

RETAIL PRIME OBLIGATIONS FUND. The Board considered that the Fund’s contractual advisory fee and advisory fee after waivers are both lower than the peer group median. The Board further considered that the Fund’s total expense ratio after waivers is seven basis points lower than the peer group median total expense ratio after waivers. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

INSTITUTIONAL PRIME OBLIGATIONS FUND. The Board noted that the Fund’s contractual advisory fee is five basis points lower than the applicable peer group median, and the advisory fee after waivers is equal to the applicable peer group median. The Board also considered that the Fund’s total expense ratio after waivers is one basis point higher than the peer group median total expense ratio after waivers, which is at a level generally in line with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

TREASURY OBLIGATIONS FUND. The Board considered that the Fund’s contractual advisory fee and advisory fee after waivers are both lower than the peer group median. The Board noted that the Fund’s total expense ratio after waivers is two basis points higher than the peer group median total expense ratio after waivers. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

RETAIL TAX FREE OBLIGATIONS FUND. The Board noted that the Fund’s contractual advisory fee is lower than the applicable peer group median and its advisory fee after waivers is equal to the peer group median. The Board noted that the Fund’s total expense ratio after waivers is three basis points lower than the peer group median total expense ratio after waivers. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

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Notice to Shareholders	August 31, 2021 (unaudited)

U.S. TREASURY MONEY MARKET FUND. The Board considered that the Fund’s contractual advisory fee is three basis points lower than the applicable peer group median, and the advisory fee after waivers is equal to the applicable peer group median. The Board noted that the Fund’s total expense ratio after waivers is equal to the peer group median total expense ratio after waivers, which is at a level generally in line with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

Costs of Services and Profits Realized by USBAM

The Board reviewed USBAM’s costs in serving as the Funds’ investment manager, including the costs associated with the personnel and systems necessary to manage the Funds. The Board considered the profitability of USBAM and its affiliates resulting from their relationship with each Fund. The Board compared fee and expense information for each Fund to fee and expense information for comparable funds managed by other advisers. The Board reviewed advisory fees for private accounts managed by USBAM.

Using information provided by an independent data service, the Board also evaluated each Fund’s advisory fee compared to the median advisory fee for other mutual funds similar in size, character and investment strategy, and the Board evaluated each Fund’s total expense ratio after waivers compared to the median total expense ratio after waivers of comparable funds. In connection with its review of Fund fees and expenses, the Board considered USBAM’s pricing philosophy, whereby USBAM attempts generally to maintain each Fund’s total operating expenses at a level that approximates the median of a peer group of funds selected by an independent data service. The Board also noted that USBAM has agreed to voluntarily waive fees and reimburse expenses as needed to prevent each Fund’s yield on any share class from falling below 0.00%.

Economies of Scale in Providing Investment Advisory Services

The Board considered the extent to which each Fund’s investment advisory fee reflects economies of scale for the benefit of Fund shareholders. Based on information provided by USBAM, the Board noted that profitability will likely increase as assets grow over time. The Board considered that, although the Funds do not have advisory fee breakpoints in place, USBAM has committed to waive advisory fees to the extent necessary to prevent each Fund’s yield on any share class from falling below 0.00% and to keep each Fund’s total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. The Board considered information presented by USBAM to support its assertion that the median total expense ratio of a Fund’s peer group likely reflects the effect of any breakpoints in the advisory fee schedules of the funds in that group and any economies of scale which those funds realize. In light of USBAM’s commitment to keep total Fund expenses competitive, the Board concluded that it would be in the best interest of each Fund and its shareholders to renew the Agreement.

Other Benefits to USBAM

In evaluating the benefits that accrue to USBAM through its relationship with the Funds, the Board noted that USBAM and certain of its affiliates serve the Funds in various capacities, including as investment adviser, administrator, transfer agent, and custodian and receive compensation from the Funds in connection with providing services to the Funds. The Board considered that each service provided to the Funds by USBAM or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

84	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

Directors and Officers of the Funds

Independent Directors

Name, Address*, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director†
David K. Baumgardner (1956)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since January 2016	CFO, Smyth Companies, LLC (commercial package printing) (1990 to present). Formerly, Certified Public Accountant at a large regional CPA firm (1978-1986).	First American Funds Complex: 1 registered investment company, including 6 portfolios	None
Mark E. Gaumond (1950)	Chair; Director	Chair term three years; Chair term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since January 2016

Retired. Formerly, Senior Vice Chair (Americas), Ernst & Young LLP (2006-2010). Certified Public Accountant (Inactive) and member of the American Institute of Certified Public Accountants. Director, Walsh Park Benevolent Corporation. Former Director, Cliffs Natural Resources, The California Academy of Sciences, Rayonier, Inc. and Rayonier Advanced Materials, Inc.

				First American Funds Complex: 1 registered investment company, including 6 portfolios	Director, Booz Allen Hamilton Holding Corporation (manage ment and technology consulting)
Roger A. Gibson (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since October 1997

Retired. Former Advisor/Consultant, Future Freight™, a logistics/supply chain company; former Trustee, Diversified Real Asset Income Fund (investment company); former Director, Charterhouse Group, Inc., a private equity firm; non-profit board member. Formerly Vice President and Chief Operating Officer - Cargo.

				First American Funds Complex: 1 registered investment company, including 6 portfolios	None
Jennifer J. McPeek, CFA (1970)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since September 2019

Independent advisor/consultant. Formerly, Chief Financial Officer, Russell Investments (2018-2019). Prior thereto, Chief Operating and Strategy Officer (2016-2017), Chief Financial Officer (2013-2016) and several other executive positions (2009-2013) at Janus Henderson Group plc and its predecessor company. Prior thereto, Senior Vice President of Strategic Planning, ING Investment Management – Americas Region (2005-2009). Ms. McPeek has also held directorships on four investment Adviser and/or trust entities and holds the Chartered Financial Analyst designation.

				First American Funds Complex: 1 registered investment company, including 6 portfolios	Director, Cboe Global Markets, Inc. (stock and commodity exchange holding company)

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Notice to Shareholders	August 31, 2021 (unaudited)

Independent Directors (cont.)

Name, Address*, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director†
C. David Myers (1963)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since September 2019

Operating Director of AE Industrial Partners LLC and Chairman of the Industrial HVAC-R portfolio, a subset of AE Industrial Partners (2017-present) Director, The Boler Group (operating as Hendrickon International) (manufacturing for the global commercial transportation industry) (2017-present). Formerly, President, Building Efficiency of Johnson Controls, Inc., a global diversified technology and industrial company (2005-2014). Prior thereto, President, Chief Executive Officer and Director of York International Corporation (a provider of heating, ventilating, air conditioning, and refrigeration products and services) (2004-2005). Prior thereto, Mr. Myers served in several other executive positions at York International Corporation, including Executive Vice President, Chief Financial Officer, Finance Director – Engineered Systems Group and Corporate Controller, between 1998 and 2004; and Senior Manager, KPMG LLP (1986-1994).

				First American Funds Complex: 1 registered investment company, including 6 portfolios	Director, The Manitowoc Company Inc. (a global diversified technology and industrial company)
P. Kelly Tompkins (1956)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since September 2019

Senior Advisor, Dix & Eaton (investor relations) (2018-present). Leader-in-Residence, Cleveland-Marshall College of Law (2018- present). Formerly, Executive Vice President (2010-2017), Chief Operating Officer (2017), Chief Financial Officer (2015-2016), Cleveland-Cliffs, Inc. (formerly, Cliffs Natural Resources, ,Inc.) (a producer of iron ore pellets). Prior thereto, Executive Vice President and Chief Financial Officer, RPM International, Inc. (2008-2010) (multinational manufacturing company).

				First American Funds Complex: 1 registered investment company, including 6 portfolios	None

*	The address of each of the directors is P.O. Box 1329, Minneapolis, MN 55440-1329 unless otherwise noted.
†

Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800.677.3863 or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota 55440-1330.

86	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

Officers

Name, Address*, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Eric J. Thole U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1972)*	President	Re-elected by the Board annually; President of FAF since June 2014; Vice President of FAF from January 2011 through June 2014	Chief Executive Officer and President, U.S. Bancorp Asset Management, Inc.

James D. Palmer U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1964)*	Vice President	Re-elected by the Board annually; Vice President of FAF since June 2014	Chief Investment Officer, U.S. Bancorp Asset Management, Inc.

Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Treasurer	Re-elected by the Board annually; Treasurer of FAF since January 2011; Assistant Treasurer of FAF from September 2005 through December 2010	Head of Operations and Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc.

Brent G. Smith U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1981)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAF since September 2014	Assistant Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc.

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Notice to Shareholders	August 31, 2021 (unaudited)

Officers (cont.)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Alyssa A. Bentz U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1981)*	Chief Compliance Officer and Anti-Money Laundering Officer	Re-elected by the Board annually; Chief Compliance Officer of FAF since July 2021; Anti-Money Laundering Officer of FAF since September 2019	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc. since July 2021; prior thereto, Compliance Manager, U.S. Bancorp Asset Management, Inc. since December 2015.

Richard J. Ertel U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967)*	Secretary	Re-elected by the Board annually; Secretary of FAF since January 2011; Assistant Secretary of FAF from June 2006 through December 2010 and from June 2003 through August 2004	Chief Counsel, U.S. Bancorp Asset Management, Inc.

Scott F. Cloutier U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1973)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since September 2012	Senior Corporate Counsel, U.S. Bancorp Asset Management, Inc.

*

Messrs. Thole, Palmer, Smith, Ertel and Cloutier and Mses. Stevenson and Bentz are each officers and/or employees of U.S. Bancorp Asset Management, Inc., which serves as investment advisor and administrator for FAF.

88	FIRST AMERICAN FUNDS	2021 ANNUAL REPORT

Board of Directors             First American Funds, Inc.

Mark Gaumond

Chair of First American Funds, Inc.

Director of Booz Allen Hamilton Holding Corporation
Director of Walsh Park Benevolent Corporation

David Baumgardner

Director of First American Funds, Inc.

Chief Financial Officer of Smyth Companies, LLC

Roger Gibson

Director of First American Funds, Inc.

Jennifer McPeek, CFA

Director of First American Funds, Inc.
Director of Cboe Global Markets, Inc.
Independent Advisory/Consultant

C. David Myers

Director of First American Funds, Inc.
Director of the Manitowoc Company
Director of the Boler Group

P. Kelly Tompkins

Director of First American Funds, Inc.
Senior Advisor at Dix and Eaton

Leader-in-Residence at Cleveland-Marshall College of Law

First American Funds’ Board of Directors is comprised entirely of independent directors.

FIRST AMERICAN FUNDS	2021 ANNUAL REPORT	89

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, Minnesota 55402	CUSTODIAN U.S. Bank National Association 1555 RiverCenter Drive Suite 302 Milwaukee, Wisconsin 53212	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP 220 South Sixth Street Suite 1400 Minneapolis, Minnesota 55402
ADMINISTRATOR U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, Minnesota 55402	DISTRIBUTOR Quasar Distributors, LLC 111 East Kilbourn Avenue Suite 2200 Milwaukee, Wisconsin 53202	COUNSEL Ropes & Gray LLP 191 North Wacker Drive Chicago, Illinois 60606
TRANSFER AGENT U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

0129-21  10/2021   AR MONEY

Item 2—Code of Ethics

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics that apply to the registrant’s principal executive officer or principal financial officer. The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge, by calling 1-800-677-3863.

Item 3—Audit Committee Financial Expert

The registrant’s Board of Directors has determined that David K. Baumgardner, Mark E. Gaumond, Jennifer J. McPeek, C. David Myers and P. Kelly Tompkins, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.

Item 4—Principal Accountant Fees and Services

(a)

Audit Fees - Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $220,000 in the fiscal year ended August 31, 2021 and $297,900 in the fiscal year ended August 31, 2020, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)

Audit-Related Fees – E&Y billed the registrant audit-related fees totaling $1,200 in the fiscal year ended August 31, 2021 and $1,700 in the fiscal year ended August 31, 2020, including fees associated with the semi-annual review of fund disclosures.

(c)

Tax Fees - E&Y billed the registrant fees of $25,600 in the fiscal year ended August 31, 2021 and $25,500 in the fiscal year ended August 31, 2020, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)

All Other Fees - E&Y billed the registrant for other services totaling $5,000 in the fiscal year ended August 31, 2021. There were no fees billed by E&Y for other services to the registrant during the fiscal year ended August 31, 2020.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the First American Funds (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:

●	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

●	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

●	Meet quarterly with the partner of the independent audit firm

●	Consider approving categories of service that are not deemed to impair independence for a one-year period

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the funds’ independent audit firm directly for the funds. At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

●	Annual Fund financial statement audits

●	Seed audits (related to new product filings, as required)

●	SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

●	Accounting consultations

●	Fund merger support services

●	Other accounting related matters

●	Agreed Upon Procedure Reports

●	Attestation Reports

●	Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

●	Tax compliance services related to the filing or amendment of the following:

●	Federal, state and local income tax compliance, and

●	Sales and use tax compliance

●	Timely RIC qualification reviews

●	Tax distribution analysis and planning

●	Tax authority examination services

●	Tax appeals support services

●	Accounting methods studies

●	Fund merger support services

●	Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

●	Management functions

●	Accounting and bookkeeping services

●	Internal audit services

●	Financial information systems design and implementation

●	Valuation services supporting the financial statements

●	Actuarial services supporting the financial statements

●	Executive recruitment

●	Expert services (e.g., litigation support)

●	Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to U.S. Bancorp Asset Management, Inc., U.S. Bank N.A., U.S. Bancorp Fund Services, LLC and any other entity under common control with U.S. Bancorp Asset Management, Inc., that provides ongoing services to the funds. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the funds.

Although the Committee is not required to pre-approve all services provided to U.S. Bancorp Asset Management, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	0.00% of the services described in paragraphs (b) through (d) of this item were approved by the Committee pursuant to the paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $1,643,000 in the fiscal year ended August 31, 2021 and $1,461,000 in the fiscal year ended August 31, 2020.

(h)

The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13—Exhibits

(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:
/s/ Eric J. Thole
Eric J. Thole
President

Date: October 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Eric J. Thole
Eric J. Thole
President

Date: October 26, 2021

By:
/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: October 26, 2021